UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANANGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-09293

DAVIS VARIABLE ACCOUNT FUND, INC.

(Exact name of registrant as specified in charter)

2949 East Elvira Road, Suite 101

Tucson, AZ 85706

(Address of principal executive offices)

Thomas D. Tays

Davis Selected Advisers, L.P.

2949 East Elvira Road, Suite 101

Tucson, AZ 85706

(Name and address of agent for service)

Registrant’s telephone number, including area code: 520-806-7600

Date of fiscal year end: December 31, 2005

Date of reporting period: December 31, 2005

____________________

ITEM 1. REPORT TO STOCKHOLDERS

DAVIS VARIABLE ACCOUNT FUND, INC.

2949 East Elvira Road, Suite 101

Tucson, Arizona 85706

Management’s Discussion and Analysis

Market Environment

During the year ended December 31, 2005, the stock market, as measured by the Standard & Poor’s 500® Index1, increased by 4.91%. U.S. economic activity, as measured by the inflation-adjusted gross domestic product (“GDP”), increased between 3.3% and 4.1% over each of the first three calendar quarters of the year, and increased by only 1.1% in the fourth quarter. Interest rates, as measured by the 10-year Treasury bond, began 2005 at about 4.2%, ranged as low as 4.0% and ended 2005 at about 4.4%.

Davis Value Portfolio

Performance Overview

Davis Value Portfolio returned 9.44% for the year ended December 31, 20052, compared to its benchmark, the Standard & Poor’s 500® Index1, which returned 4.91%.

Energy companies were the most important contributors3 to the Portfolio’s performance over the year. Energy companies were also the strongest performing sector of the S&P 500® Index. The Portfolio benefited both by investing a larger percentage of its assets in energy companies than did the Index, and as a group, the individual energy companies that the Portfolio owned out-performed the average energy company included in the Index. All of the Portfolio’s energy companies performed well, with EOG Resources4, Devon Energy, ConocoPhillips, and Occidental Petroleum, all among the Portfolio’s top contributors to performance.

The Portfolio’s largest industry group holdings were in diversified financial companies, insurance companies, and consumer staple companies. All three sectors were important contributors to performance. Moody’s, a diversified financial company, Progressive, Loews, and American International Group, three insurance companies, and Altria, a consumer staples company, were among the Portfolio’s top contributors to performance. Avon Products (initially purchased in June 2005), a consumer staples company, ranked among the top detractors from performance.

The Portfolio’s holdings in both consumer discretionary companies and industrial companies detracted from the Portfolio’s performance for the year. Consumer discretionary companies which were among the top detractors from performance over the year included Comcast, Gannett, and AutoZone. Industrial companies which were among the top detractors from performance included Tyco and United Parcel Services. Lexmark, a technology hardware and equipment company, and Fifth Third Bancorp, a commercial banking company, were also among the top detractors from performance. The Portfolio no longer owns AutoZone.

The Portfolio had approximately 9% of its portfolio invested in foreign companies at December 31, 2005. As a group, the foreign companies owned by the Portfolio under-performed the S&P 500® Index over the year.

DAVIS VARIABLE ACCOUNT FUND, INC.

2949 East Elvira Road, Suite 101

Tucson, Arizona 85706

Management’s Discussion and Analysis – Continued

Davis Financial Portfolio

Performance Overview

Davis Financial Portfolio returned 8.38% for the year ended December 31, 20052, compared to its benchmark, the Standard & Poor’s 500® Index1, which returned 4.91%.

Financial service companies as a whole turned in a stronger performance than the S&P 500® Index. The specific financial service companies which the Portfolio owned out-performed the majority of financial service companies in the Index.

The Portfolio’s largest holdings were in insurance companies. Over the year insurance companies made important contributions3 to the Portfolio’s performance. Progressive4, Loews, Transatlantic Holdings, and American International Group were among the top contributors to performance. Markel, Cincinnati Financial, and FPIC Insurance Group were among the top detractors from performance. The Portfolio no longer owns Cincinnati Financial.

The Portfolio’s diversified financial holdings out-performed the S&P 500® Index and were the most important contributors to performance. Moody’s, American Express, First Marblehead (initially purchased in September 2005), and Ameriprise Financial were among the top contributors to performance. Citigroup was among the top detractors from performance. The Portfolio no longer owns Citigroup.

The Portfolio’s bank holdings out-performed the S&P 500® Index. Commerce Bancorp was among the top contributors to performance. Fifth Third Bancorp was among the top detractors from performance. The Portfolio no longer owns Fifth Third Bancorp.

Among the Portfolio’s non-financial holdings, Altria Group, a food, beverage, and tobacco company, was among the top contributors to performance, while Tyco International, a capital goods company, was among the top detractors from performance.

DAVIS VARIABLE ACCOUNT FUND, INC.

2949 East Elvira Road, Suite 101

Tucson, Arizona 85706

Management’s Discussion and Analysis – Continued

Davis Real Estate Portfolio

Performance Overview

Davis Real Estate Portfolio returned 13.14% for the year ended December 31, 20052, compared with a return of 14.06% for the Dow Jones Wilshire Real Estate Securities Index1.

The sector contributing3 the most to the Portfolio’s performance was office property REITs. The Portfolio had more invested in office property REITs than in any other sector. The specific office property REITs that the Portfolio owned out-performed the office property REITs included in the Dow Jones Wilshire Real Estate Securities Index. Kilroy Realty4, SL Green Realty, Corporate Office Properties, Arden Realty Group, and Boston Properties were among the top contributors to the Portfolio’s performance. Brandywine Realty and Parkway Properties were both among the top detractors from performance. The Portfolio no longer owns Arden Realty Group, Brandywine Realty, and Parkway Properties.

The Portfolio’s second largest sector holdings were in warehouse and industrial REITs. These holdings also made strong contributions to performance. Centerpoint Properties was among the top contributors to performance.

The Portfolio’s regional mall REITs turned in a mixed performance with General Growth Properties among the top contributors to performance, and Mills Corp. and Pennsylvania REIT (initially purchased in August 2005) both among the top detractors from performance.

Forest City, a real estate operations and development company was among the Portfolio’s top contributors to performance. Individual companies among the Portfolio’s top detractors from performance included Plum Creek Timber, a forestry REIT; and iStar Financial, a diversified REIT. The Portfolio no longer owns iStar Financial and Plum Creek Timber.

______________________________

This Annual Report is authorized for use by existing shareholders. Prospective shareholders must receive a current Davis Variable Account Funds prospectus, which contains more information about investment strategies, risks, charges, and expenses. Please read the prospectus carefully before investing or sending money.

DAVIS VARIABLE ACCOUNT FUND, INC.

2949 East Elvira Road, Suite 101

Tucson, Arizona 85706

Management’s Discussion and Analysis – Continued

Davis Value Portfolio’s investment objective is long-term growth of capital. There can be no assurance that the Portfolio will achieve its objective. The primary risks of an investment in Davis Value Portfolio are: (1) market risk, (2) company risk, (3) financial services risk, (4) foreign country risk, (5) headline risk, and (6) selection risk. See the prospectus for a full description of each risk.

Davis Financial Portfolio’s investment objective is long-term growth of capital. There can be no assurance that the Portfolio will achieve its objective. The primary risks of an investment in Davis Financial Portfolio are: (1) market risk, (2) company risk, (3) concentrated financial services portfolio risk, (4) foreign country risk, (5) headline risk, and (6) selection risk. See the prospectus for a full description of each risk.

Davis Financial Portfolio concentrates its investments in the financial sector, and it may be subject to greater risks than a portfolio that does not concentrate its investments in a particular sector. The Portfolio’s investment performance, both good and bad, is expected to reflect the economic performance of the financial sector more than a portfolio that does not concentrate its portfolio.

Davis Real Estate Portfolio’s investment objective is total return through a combination of growth and income. There can be no assurance that the Portfolio will achieve its objective. The primary risks of an investment in Davis Real Estate Portfolio are: (1) market risk, (2) company risk, (3) concentrated real estate portfolio risk, (4) focused portfolio risk, (5) small and medium capitalization risk, (6) foreign country risk, (7) headline risk, and (8) selection risk. See the prospectus for a full description of each risk.

Davis Real Estate Portfolio concentrates its investments in the real estate sector, and it may be subject to greater risks than a portfolio that does not concentrate its investments in a particular sector. The Portfolio’s investment performance, both good and bad, is expected to reflect the economic performance of the real estate sector much more than a portfolio that does not concentrate its portfolio.

Davis Real Estate Portfolio is allowed under its charter to focus its investments in fewer companies, and it may be subject to greater risks than a more diversified portfolio that is not allowed to focus its investments in a few companies. Should the portfolio manager determine that it is prudent to focus the Portfolio’s portfolio in a few companies, the Portfolio’s investment performance, both good and bad, is expected to reflect the economic performance of its more focused portfolio.

[1]	The definitions of indices quoted in this report appear below. Investments cannot be made directly in the indices.

I.     The S&P 500® Index is an unmanaged index of 500 selected common stocks, most of which are listed on the New York Stock Exchange. The Index is adjusted for dividends, weighted towards stocks with large market capitalizations, and represents approximately two-thirds of the total market value of all domestic common stocks.

DAVIS VARIABLE ACCOUNT FUND, INC.

2949 East Elvira Road, Suite 101

Tucson, Arizona 85706

Management’s Discussion and Analysis – Continued

II.   The Dow Jones Wilshire Real Estate Securities Index is a broad measure of the performance of publicly traded real estate securities, such as Real Estate Investment Trusts (REITs) and Real Estate Operating Companies (REOCs). The Index is capitalization-weighted. The beginning date was January 1, 1978, and the Index is rebalanced monthly and returns are calculated on a buy and hold basis.

2      Total return assumes reinvestment of dividends and capital gain distributions. Past performance is not a guarantee of future results. Investment return and principal value will vary, so that when redeemed, an investor’s shares may be worth more or less than when purchased. The following table lists the average annual total returns for the periods ended December 31, 2005.

PORTFOLIO NAME	1-YEAR	5-YEAR	INCEPTION (July 1, 1999)
Davis Value Portfolio	9.44%	3.66%	4.63%
Davis Financial Portfolio	8.38%	3.32%	5.67%
Davis Real Estate Portfolio	13.14%	18.18%	15.37%

Performance numbers are net of all portfolio operating expenses, but do not include any insurance charges imposed by your insurance company’s separate account. If performance information included the effect of these additional charges, the total return would be lower.

Portfolio performance changes over time and current performance may be higher or lower than stated. For more current information please call Davis Funds Shareholder Services at 1-800-279-0279.

3      A company’s or sector’s contribution to the Portfolio’s performance is a product both of its appreciation or depreciation and its weighting within the portfolio. For example, a 5% holding that rises 20% has twice as much impact as a 1% holding that rises 50%.

4      This Management Discussion & Analysis discusses a number of individual companies. The information provided in this report does not provide information reasonably sufficient upon which to base an investment decision and should not be considered a recommendation to purchase or sell any particular security. The schedule of investments lists each Portfolio’s holdings of each company discussed.

Shares of the Davis Variable Account Funds are not deposits or obligations of any bank, are not guaranteed by any bank, are not insured by the FDIC or any other agency, and involve investment risks, including possible loss of the principal amount invested.

DAVIS VARIABLE ACCOUNT FUND, INC.

FUND OVERVIEW

DAVIS VALUE PORFOLIO

At December 31, 2005

Top 10 Holdings	Sector	% of Fund Net Assets
American International Group, Inc.	Multi-Line Insurance	5.71%
Altria Group, Inc.	Food, Beverage, & Tobacco	4.98%
American Express Co.	Consumer Finance	4.78%
Tyco International Ltd.	Capital Goods	4.22%
Costco Wholesale Corp.	Food & Staples Retailing	4.21%
JPMorgan Chase & Co.	Diversified Financial Services	3.82%
Berkshire Hathaway Inc., Class A	Property & Casualty Insurance	3.49%
Golden West Financial Corp.	Thrift & Mortgage Finance	3.48%
Progressive Corp. (Ohio)	Property & Casualty Insurance	3.07%
ConocoPhillips	Energy	2.85%

DAVIS VARIABLE ACCOUNT FUND, INC.

DAVIS VALUE PORTFOLIO

Portfolio Activity January 1, 2005 through December 31, 2005

New Positions Added (01/01/05 - 12/31/05)

(Highlighted positions are those greater than 0.50% of 12/31/05 total net assets)

			% of 12/31/05
		Date of 1st	Fund
Security	Sector	Purchase	Net Assets
Avon Products, Inc.	Household & Personal Products	06/24/05	0.89%
Caremark Rx, Inc.	Health Care Equipment & Services	06/28/05	1.21%
China Merchants Holdings International Co., Ltd.	Transportation	02/04/05	0.42%
Commerce Bancorp, Inc.	Commercial Banks	12/09/05	0.46%
Cosco Pacific Ltd.	Transportation	03/16/05	0.30%
Dell Inc.	Technology Hardware & Equipment	12/07/05	0.92%
Harley-Davidson, Inc.	Automobiles & Components	04/13/05	1.36%
Hewlett-Packard Co.	Technology Hardware & Equipment	02/09/05	0.57%
Kuehne & Nagel International AG, Registered	Transportation	05/12/05	0.33%
Level 3 Communications, Inc., Conv. Sr.
Notes, 10.00%, 05/01/11	Telecommunication Services	04/04/05	0.27%
NTL Inc.	Media	05/27/05	0.26%
Telewest Global, Inc.	Telecommunication Services	05/27/05	0.40%
Wal-Mart Stores, Inc.	Food & Staples Retailing	06/24/05	1.90%

Positions Closed (01/01/05 - 12/31/05)

(Gains and losses greater than $1,000,000 are highlighted)

		Date of	Realized
Security	Sector	Final Sale	Gain (Loss)
AutoZone, Inc.	Automotive Retail	10/28/05	$(70,405)
Eli Lilly and Co.	Pharmaceutical & Biotechnology	11/04/05	(1,611,837)
Novartis AG, Registered	Pharmaceutical & Biotechnology	10/18/05	522,595
Providian Financial Corp.	Consumer Finance	07/20/05	(1,599,684)
Rentokil Initial PLC	Commercial Services & Supplies	09/12/05	(510,969)
Takefuji Corp.	Consumer Finance	12/13/05	1,044,353

DAVIS VARIABLE ACCOUNT FUND, INC.

DAVIS VALUE PORTFOLIO

Fund Performance

Average Annual Total Return		Expense Example
for the Periods ended December 31, 2005			Beginning	Ending	Expenses Paid
			Account Value	Account Value	During Period*
One Year	9.44%		(07/01/05)	(12/31/05)	(07/01/05-12/31/05)
Five Years	3.66%	Actual	$1,000.00	$1,080.67	$4.25
Life of Fund (July 1, 1999 through		Hypothetical (5% return
December 31, 2005)	4.63%	before expenses)	$1,000.00	$1,021.12	$4.13

*Expenses are equal to the Fund’s annualized expense ratio (0.81%), multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period). See Notes to Performance on page 16 for a description of the “Expense Example”.

$10,000 invested at commencement of operations. Let’s say you invested $10,000 in Davis Value Portfolio on July 1, 1999 (commencement of operations). As the chart below shows, by December 31, 2005 the value of your investment would have grown to $13,428 – a 34.28% increase on your initial investment. For comparison, look at how the Standard & Poor’s 500® Stock Index did over the same period. With dividends reinvested, the same $10,000 invested would have been $9,999 – a 0.01% decrease.

The Standard & Poor’s 500® Stock Index is an unmanaged index of 500 selected common stocks, most of which are listed on the New York Stock Exchange. The Index is adjusted for dividends, weighted towards stocks with large market capitalizations, and represents approximately two-thirds of the total market value of all domestic common stocks.

The performance data for Davis Value Portfolio contained in this report represents past performance and assumes that all distributions were reinvested, and should not be considered as an indication of future performance from an investment in the Fund today. The investment return and principal value will fluctuate so that shares may be worth more or less than their original cost when redeemed.

DAVIS VARIABLE ACCOUNT FUND, INC.

FUND OVERVIEW

DAVIS FINANCIAL PORTFOLIO

At December 31, 2005

Top 10 Holdings	Sector	% of Fund Net Assets
Transatlantic Holdings, Inc.	Reinsurance	9.39%
American Express Co.	Consumer Finance	9.24%
Moody’s Corp.	Diversified Financial Services	6.54%
American International Group, Inc.	Multi-Line Insurance	5.52%
Commerce Bancorp, Inc.	Commercial Banks	4.99%
Wells Fargo & Co.	Commerical Banks	4.83%
Golden West Financial Corp.	Thrift & Mortgage Finance	4.81%
Loews Corp.	Multi-Line Insurance	4.72%
Tyco International Ltd.	Capital Goods	4.42%
Berkshire Hathaway Inc., Class B	Property & Casualty Insurance	4.27%

DAVIS VARIABLE ACCOUNT FUND, INC.

DAVIS FINANCIAL PORTFOLIO

Portfolio Activity January 1, 2005 through December 31, 2005

New Positions Added (01/01/05 - 12/31/05)

(Highlighted positions are those greater than 3.00% of 12/31/05 total net assets)

			% of 12/31/05
		Date of 1st	Fund
Security	Sector	Purchase	Net Assets
First Marblehead Corp.	Consumer Finance	09/16/05	3.02%
ICICI Bank Ltd., ADR	Commercial Banks	12/06/05	0.24%

Positions Closed (01/01/05 - 12/31/05)

(Gains and losses greater than $550,000 are highlighted)

		Date of	Realized
Security	Sector	Final Sale	Gain (Loss)
Cincinnati Financial Corp.	Property & Casualty Insurance	10/25/05	$459,262
Citigroup Inc.	Diversified Financial Services	10/04/05	125,486
Fifth Third Bancorp	Commercial Banks	03/17/05	(1,013,999)
Julius Baer Holding, Ltd., AG	Capital Markets	01/24/05	598,007
Providian Financial Corp.	Consumer Finance	06/24/05	(395,997)

DAVIS VARIABLE ACCOUNT FUND, INC.

DAVIS FINANCIAL PORTFOLIO

Fund Performance

Average Annual Total Return		Expense Example
for the Periods ended December 31, 2005			Beginning	Ending	Expenses Paid
			Account Value	Account Value	During Period*
One Year	8.38%		(07/01/05)	(12/31/05)	(07/01/05-12/31/05)
Five Year	3.32%	Actual	$1,000.00	$1,113.34	$4.47
Life of Class (July 1, 1999 through		Hypothetical (5% return
December 31, 2005)	5.67%	before expenses)	$1,000.00	$1,020.97	$4.28

*Expenses are equal to the Fund’s annualized expense ratio (0.84%), multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period). See Notes to Performance on page 16 for a description of the “Expense Example”.

$10,000 invested at commencement of operations. Let’s say you invested $10,000 in Davis Financial Portfolio on July 1, 1999 (commencement of operations). As the chart below shows, by December 31, 2005 the value of your investment would have grown to $14,317 – a 43.17% increase on your initial investment. For comparison, look at how the Standard & Poor’s 500® Stock Index did over the same period. With dividends reinvested, the same $10,000 invested would have been $9,999 – a 0.01% decrease.

The Standard & Poor’s 500® Stock Index is an unmanaged index of 500 selected common stocks, most of which are listed on the New York Stock Exchange. The Index is adjusted for dividends, weighted towards stocks with large market capitalizations, and represents approximately two-thirds of the total market value of all domestic common stocks.

The performance data for Davis Financial Portfolio contained in this report represents past performance and assumes that all distributions were reinvested, and should not be considered as an indication of future performance from an investment in the Fund today. The investment return and principal value will fluctuate so that shares may be worth more or less than their original cost when redeemed.

DAVIS VARIABLE ACCOUNT FUND, INC.

FUND OVERVIEW

DAVIS REAL ESTATE PORTFOLIO

At December 31, 2005

Top 10 Holdings	Sector	% of Fund Net Assets
SL Green Realty Corp.	Office Property REITS	4.94%
ProLogis	Warehouse & Industrial REITS	4.21%
General Growth Properties, Inc.	Regional Mall REITS	4.04%
Forest City Enterprises, Inc., Class A	Real Estate Operations/Development	3.96%
Kilroy Realty Corp.	Office Property REITS	3.83%
Alexandria Real Estate Equities, Inc.	Office Property REITS	3.70%
Developers Diversified Realty Corp.	Shopping Center REITS	3.54%
Corporate Office Properties Trust	Office Property REITS	3.44%
Essex Property Trust, Inc.	Apartment REITS	3.27%
Kimco Realty Corp.	Shopping Center REITS	3.19%

DAVIS VARIABLE ACCOUNT FUND, INC.

DAVIS REAL ESTATE PORTFOLIO

Portfolio Activity January 1, 2005 through December 31, 2005

New Positions Added (01/01/05 - 12/31/05)

(Highlighted positions are those greater than 1.00% of 12/31/05 total net assets)

			% of 12/31/05
		Date of 1st	Fund
Security	Sector	Purchase	Net Assets
AMB Property Corp.	Warehouse & Industrial REITS	07/18/05	2.22%
American Campus Communities, Inc.	Apartment REITS	06/28/05	2.14%
Archstone-Smith Trust	Apartment REITS	01/07/05	2.16%
Columbia Equity Trust, Inc.	Office Property REITS	06/28/05	1.08%
Cousins Properties, Inc.	Diversified REITS	01/12/05	3.02%
Derwent Valley Holdings PLC	Real Estate Operations/Development	06/16/05	0.58%
Florida East Coast Industries, Inc.	Transportation	09/15/05	0.59%
Hammerson PLC	Real Estate Operations/Development	06/16/05	0.50%
Pennsylvania REIT	Regional Mall REITS	08/04/05	0.82%
Slough Estates PLC	Real Estate Operations/Development	06/16/05	0.51%
Spirit Finance Corp.	Diversified REITS	10/28/05	0.48%
Ventas, Inc.	Health Care REITS	06/15/05	1.94%

Positions Closed (01/01/05 - 12/31/05)

(Gains and losses greater than $500,000 are highlighted)

		Date of	Realized
Security	Sector	Final Sale	Gain (Loss)
Arden Realty, Inc.	Office Property REITS	12/29/05	$694,719
Brandywine Realty Trust	Office Property REITS	11/21/05	(68,541)
Capital Automotive REIT	Diversified REITS	10/17/05	512,138
Catellus Development Corp.	Warehouse & Industrial REITS	07/08/05	677,686
IStar Financial Inc.	Diversified REITS	08/11/05	108,742
Parkway Properties, Inc.	Office Property REITS	02/03/05	96,859
Plum Creek Timber Co., Inc.	Forestry REITS	05/24/05	356,642
Starwood Hotels & Resorts Worldwide, Inc.	Hotels & Lodging	05/04/05	385,582
WCI Communities, Inc.	Residential/Commercial Building	08/15/05	518,250

DAVIS VARIABLE ACCOUNT FUND, INC.

DAVIS REAL ESTATE PORTFOLIO

Fund Performance

Average Annual Total Return		Expense Example
for the Periods ended December 31, 2005			Beginning	Ending	Expenses Paid
			Account Value	Account Value	During Period*
One Year	13.14%		(07/01/05)	(12/31/05)	(07/01/05-12/31/05)
Five Years	18.18%	Actual	$1,000.00	$1,088.29	$4.58
Life of Fund (July 1, 1999		Hypothetical (5% return
through December 31, 2005)	15.37%	before expenses)	$1,000.00	$1,020.82	$4.43

*Expenses are equal to the Fund’s annualized expense ratio (0.87%), multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period). See Notes to Performance on page 16 for a description of the “Expense Example”.

$10,000 invested at commencement of operations. Let’s say you invested $10,000 in Davis Real Estate Portfolio on July 1, 1999 (commencement of operations). As the chart shows, by December 31, 2005 the value of your investment would have grown to $25,364 – a 153.64% increase on your initial investment. For comparison, the Dow Jones Wilshire Real Estate Securities Index and the Standard & Poor’s 500® Stock Index are also presented on the chart below.

The Dow Jones Wilshire Real Estate Securities Index is a broad measure of the performance of publicly traded real estate securities, such as Real Estate Investment Trusts (REITs) and Real Estate Operating Companies (REOCs). Investments cannot be made directly in the Index. The index used includes net dividends reinvested.

The Standard & Poor’s 500® Stock Index is an unmanaged index of 500 selected common stocks, most of which are listed on the New York Stock Exchange. The Index is adjusted for dividends, weighted towards stocks with large market capitalizations, and represents approximately two-thirds of the total market value of all domestic common stocks.

The performance data for Davis Real Estate Portfolio contained in this report represents past performance and assumes that all distributions were reinvested, and should not be considered as an indication of future performance from an investment in the Fund today. The investment return and principal value will fluctuate so that shares may be worth more or less than their original cost when redeemed.

DAVIS VARIABLE ACCOUNT FUND, INC.

NOTES TO PERFORMANCE

The following disclosure provides important information regarding the Funds’ Expense Example, which appears in each Fund’s Performance section in this Annual Report. Please refer to this information when reviewing the Expense Example for each Fund.

Example

As a shareholder of the Fund, you incur ongoing costs only, including advisory and administrative fees and other Fund expenses. The Expense Example is intended to help you understand your ongoing costs (in dollars) of investing in each Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Expense Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period indicated, which for each Fund is from 07/01/05 to 12/31/05. Please note that the Expense Example is general and does not reflect charges imposed by your insurance company’s separate account or account specific costs, which may increase your total costs of investing in the funds. If these charges or account specific costs were included in the Expense Example, the expenses would have been higher.

Actual Expenses

The information represented in the row entitled “Actual” provides information about actual account values and actual expenses. You may use the information in this row, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then, multiply the result by the number under the heading “Expenses Paid During Period” to estimate the expenses you paid for on your account during this period.

Hypothetical Example for Comparison Purposes

The information represented in the row entitled “Hypothetical” provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the information in the row entitled “Hypothetical” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

DAVIS VARIABLE ACCOUNT FUND, INC.

SCHEDULE OF INVESTMENTS

DAVIS VALUE PORTFOLIO

December 31, 2005

Value
Shares	Security	(Note 1)
COMMON STOCK – (98.75%)

AUTOMOBILES & COMPONENTS – (1.36%)
164,400	Harley-Davidson, Inc.	$8,464,956
CAPITAL GOODS – (4.22%)
905,958	Tyco International Ltd.	26,145,948
CAPITAL MARKETS – (1.93%)
155,620	Ameriprise Financial, Inc.	6,380,420
77,600	Morgan Stanley	4,403,024
21,600	State Street Corp.	1,197,504
		11,980,948
COMMERCIAL BANKS – (7.07%)
83,700	Commerce Bancorp, Inc.	2,880,117
118,000	Fifth Third Bancorp	4,443,290
1,100,320	HSBC Holdings PLC	17,662,640
119,700	Lloyds TSB Group PLC, ADR	4,045,860
236,400	Wells Fargo & Co.	14,853,012
		43,884,919
COMMERCIAL SERVICES & SUPPLIES – (0.87%)
80,400	D&B Corp.*	5,383,584
CONSUMER DURABLES & APPAREL – (0.20%)
22,939	Hunter Douglas NV	1,248,701
CONSUMER FINANCE – (4.78%)
576,600	American Express Co.	29,671,836
CONSUMER SERVICES – (1.31%)
331,800	H&R Block, Inc.	8,145,690
DIVERSIFIED FINANCIAL SERVICES – (8.03%)
307,833	Citigroup Inc.	14,939,135
597,648	JPMorgan Chase & Co.	23,720,649
148,200	Moody’s Corp.	9,102,444
42,800	Principal Financial Group, Inc.	2,030,004
		49,792,232
ENERGY – (10.71%)
303,742	ConocoPhillips	17,671,710
243,400	Devon Energy Corp.	15,222,236
202,200	EOG Resources, Inc.	14,835,414
166,300	Occidental Petroleum Corp.	13,284,044
77,700	Transocean Inc.*	5,414,913
		66,428,317

DAVIS VARIABLE ACCOUNT FUND, INC.

SCHEDULE OF INVESTMENTS

DAVIS VALUE PORTFOLIO – (Continued)

December 31, 2005

Value
Shares	Security	(Note 1)
COMMON STOCK – (Continued)

FOOD & STAPLES RETAILING – (6.11%)
529,100	Costco Wholesale Corp.	$26,140,185
251,400	Wal-Mart Stores, Inc.	11,765,520
		37,905,705
FOOD, BEVERAGE, & TOBACCO – (7.54%)
413,100	Altria Group, Inc.	30,866,832
120,000	Diageo PLC, ADR	6,996,000
145,940	Heineken Holding NV	4,288,359
83,400	Hershey Co.	4,607,850
		46,759,041
HEALTH CARE EQUIPMENT & SERVICES – (4.27%)
105,200	Cardinal Health, Inc.	7,232,500
145,200	Caremark Rx, Inc.*	7,519,908
232,200	HCA, Inc.	11,726,100
		26,478,508
HOUSEHOLD & PERSONAL PRODUCTS – (0.89%)
193,500	Avon Products, Inc.	5,524,425
INSURANCE BROKERS – (1.54%)
135,100	Aon Corp.	4,856,845
147,500	Marsh & McLennan Cos, Inc.	4,684,600
		9,541,445
INTERNET RETAIL – (0.40%)
47,550	Expedia, Inc.*	1,139,060
47,550	IAC/InterActiveCorp*	1,345,903
		2,484,963
LIFE & HEALTH INSURANCE – (0.17%)
26,100	Sun Life Financial Inc.	1,047,393
MATERIALS – (3.68%)
60,600	Martin Marietta Materials, Inc.	4,649,232
252,700	Sealed Air Corp.*	14,194,159
58,800	Vulcan Materials Co.	3,983,700
		22,827,091
MEDIA – (4.54%)
647,221	Comcast Corp., Special Class A*	16,607,691
31,600	Gannett Co., Inc.	1,914,012
84,700	Lagardere S.C.A.	6,517,961
23,500	NTL Inc.*	1,598,353
28,500	WPP Group PLC, ADR	1,538,002
		28,176,019

DAVIS VARIABLE ACCOUNT FUND, INC.

SCHEDULE OF INVESTMENTS

DAVIS VALUE PORTFOLIO – (Continued)

December 31, 2005

Value
Shares	Security	(Note 1)
COMMON STOCK – (Continued)

MULTI-LINE INSURANCE – (7.67%)
519,337	American International Group, Inc.	$35,434,364
128,300	Loews Corp.	12,169,255
		47,603,619
PROPERTY & CASUALTY INSURANCE – (6.98%)
244	Berkshire Hathaway Inc., Class A*	21,623,280
42	Berkshire Hathaway Inc., Class B*	123,291
20,400	Chubb Corp.	1,992,060
1,500	Markel Corp.*	475,575
163,300	Progressive Corp. (Ohio)	19,070,174
		43,284,380
REAL ESTATE – (1.86%)
233,300	Centerpoint Properties Trust	11,543,684
REINSURANCE – (1.21%)
111,937	Transatlantic Holdings, Inc.	7,522,166
SOFTWARE & SERVICES – (3.13%)
270,826	Iron Mountain Inc.*	11,434,274
305,500	Microsoft Corp.	7,978,132
		19,412,406
TECHNOLOGY HARDWARE & EQUIPMENT – (2.42%)
190,200	Dell Inc.*	5,695,539
123,800	Hewlett-Packard Co.	3,544,394
93,400	Lexmark International, Inc., Class A*	4,187,122
87,000	Nokia Oyj, ADR	1,592,100
		15,019,155
TELECOMMUNICATION SERVICES – (0.74%)
102,900	SK Telecom Co., Ltd., ADR	2,087,841
104,600	Telewest Global, Inc.*	2,488,957
		4,576,798
THRIFT & MORTGAGE FINANCE – (3.48%)
327,300	Golden West Financial Corp.	21,601,800
TRANSPORTATION – (1.64%)
1,196,000	China Merchants Holdings International Co., Ltd	2,591,399
1,038,000	Cosco Pacific Ltd.	1,887,601
7,300	Kuehne & Nagel International AG, Registered	2,058,255
48,400	United Parcel Service, Inc., Class B	3,637,260
		10,174,515

Total Common Stock – (identified cost $442,543,554)	612,630,244

DAVIS VARIABLE ACCOUNT FUND, INC.

SCHEDULE OF INVESTMENTS

DAVIS VALUE PORTFOLIO – (Continued)

December 31, 2005

Value
Principal	Security	(Note 1)
CONVERTIBLE BONDS – (0.27%)

TELECOMMUNICATION SERVICES – (0.27%)
$1,600,000	Level 3 Communications, Inc., Conv. Sr. Notes, 10.00%, 05/01/11 (b)
	(identified cost $1,600,000)	$1,685,120

SHORT TERM INVESTMENTS – (0.58%)

1,478,000	Banc of America Securities LLC Joint Repurchase Agreement, 4.28%,
	01/03/06, dated 12/30/05, repurchase value of $1,478,703
	(collateralized by: U.S. Government agency mortgages in a pooled
	cash account, 4.21%-6.50%, 05/01/15-09/01/44, total market
	value $1,507,560)	1,478,000
2,077,000	Nomura Securities International, Inc. Joint Repurchase Agreement, 4.28%,
	01/03/06, dated 12/30/05, repurchase value of $2,077,988
	(collateralized by: U.S. Government agency obligations in a pooled cash
	account, 0%-6.625%, 1/30/06-12/20/27, total market value $2,118,540)	2,077,000

Total Short Term Investments – (identified cost $3,555,000)	3,555,000

Total Investments – (99.60%) – (identified cost $447,698,554) – (a)	617,870,364
Other Assets Less Liabilities – (0.40%)	2,498,492
Net Assets – (100.00%)	$620,368,856

*Non-Income Producing Security.

(a)   Aggregate cost for Federal Income Tax purposes is $449,167,304. At December 31, 2005 unrealized appreciation (depreciation) of securities for Federal Income Tax purposes is as follows:

Unrealized appreciation	$177,198,239
Unrealized depreciation	(8,495,179)
Net unrealized appreciation	$168,703,060

(b)	Illiquid Security – See Note 6 of the Notes to Financial Statements.

See Notes to Financial Statements

DAVIS VARIABLE ACCOUNT FUND, INC.

SCHEDULE OF INVESTMENTS

DAVIS FINANCIAL PORTFOLIO

December 31, 2005

Value
Shares	Security	(Note 1)
COMMON STOCK – (91.51%)

CAPITAL GOODS – (4.42%)
190,000	Tyco International Ltd.	$5,483,400
CAPITAL MARKETS – (2.85%)
86,360	Ameriprise Financial, Inc.	3,540,760
COMMERCIAL BANKS – (10.05%)
179,900	Commerce Bancorp, Inc.	6,190,359
10,300	ICICI Bank Ltd., ADR	296,640
95,300	Wells Fargo & Co.	5,987,699
		12,474,698
COMMERCIAL SERVICES & SUPPLIES – (2.37%)
44,000	D&B Corp.*	2,946,240
CONSUMER FINANCE – (12.27%)
222,800	American Express Co.	11,465,288
114,200	First Marblehead Corp.	3,752,612
		15,217,900
CONSUMER SERVICES – (2.38%)
120,200	H&R Block, Inc.	2,950,910
DIVERSIFIED FINANCIAL SERVICES – (10.76%)
132,048	JPMorgan Chase & Co.	5,240,985
132,000	Moody’s Corp.	8,107,440
		13,348,425
FOOD, BEVERAGE, & TOBACCO – (2.82%)
46,800	Altria Group, Inc.	3,496,896
LIFE & HEALTH INSURANCE – (0.93%)
32,600	China Life Insurance Co., Ltd., ADR*	1,150,128
MATERIALS – (1.96%)
43,200	Sealed Air Corp.*	2,426,544
MULTI-LINE INSURANCE – (10.25%)
100,387	American International Group, Inc.	6,849,405
61,800	Loews Corp.	5,861,730
		12,711,135
PROPERTY & CASUALTY INSURANCE – (13.70%)
7	Berkshire Hathaway Inc., Class A*	620,340
1,805	Berkshire Hathaway Inc., Class B*	5,298,578
50,100	FPIC Insurance Group, Inc.*	1,738,721
13,600	Markel Corp.*	4,311,880
43,100	Progressive Corp. (Ohio)	5,033,218
		17,002,737

DAVIS VARIABLE ACCOUNT FUND, INC.

SCHEDULE OF INVESTMENTS

DAVIS FINANCIAL PORTFOLIO – (Continued)

December 31, 2005

Value
Shares/Principal	Security	(Note 1)
COMMON STOCK – (Continued)

REINSURANCE – (11.94%)
31,500	Everest Re Group, Ltd.	$3,161,025
173,437	Transatlantic Holdings, Inc.	11,654,966
		14,815,991
THRIFT & MORTGAGE FINANCE – (4.81%)
90,400	Golden West Financial Corp.	5,966,400

Total Common Stock – (identified cost $84,678,713)	113,532,164

SHORT TERM INVESTMENTS – (8.48%)

$4,371,000	Banc of America Securities LLC Joint Repurchase Agreement, 4.28%,
	01/03/06, dated 12/30/05, repurchase value of $4,373,079
	(collateralized by: U.S. Government agency mortgages in a pooled
	cash account, 4.21%-6.50%, 05/01/15-09/01/44, total market
	value $4,458,420)	4,371,000
6,145,000	Nomura Securities International, Inc. Joint Repurchase Agreement, 4.28%,
	01/03/06, dated 12/30/05, repurchase value of $6,147,922
	(collateralized by: U.S. Government agency obligations in a pooled cash
	account, 0%-6.625%, 1/30/06-12/20/27, total market value $6,267,900)	6,145,000

Total Short Term Investments – (identified cost $10,516,000)	10,516,000

Total Investments – (99.99%) – (identified cost $95,194,713) – (a)	124,048,164
Other Assets Less Liabilities – (0.01%)	11,728
Net Assets – (100.00%)	$124,059,892

*Non-Income Producing Security.

(a)   Aggregate cost for Federal Income Tax purposes is $95,520,841. At December 31, 2005 unrealized appreciation (depreciation) of securities for Federal Income Tax purposes is as follows:

Unrealized appreciation	$28,527,323
Unrealized depreciation	–
Net unrealized appreciation	$28,527,323

See Notes to Financial Statements

DAVIS VARIABLE ACCOUNT FUND, INC.

SCHEDULE OF INVESTMENTS

DAVIS REAL ESTATE PORTFOLIO

December 31, 2005

Value
Shares	Security	(Note 1)
COMMON STOCK – (85.27%)

APARTMENT REITS – (12.29%)
55,600	American Campus Communities, Inc.	$1,378,880
33,300	Archstone-Smith Trust	1,394,937
21,700	Camden Property Trust	1,256,864
22,900	Essex Property Trust, Inc.	2,111,380
76,400	United Dominion Realty Trust, Inc.	1,790,816
		7,932,877
DIVERSIFIED REITS – (9.11%)
68,800	Cousins Properties, Inc.	1,947,040
51,800	Duke Realty Corp.	1,730,120
27,300	Spirit Finance Corp.	309,855
22,731	Vornado Realty Trust.	1,897,357
		5,884,372
HEALTH CARE REITS – (1.94%)
39,200	Ventas, Inc.	1,255,184
MORTGAGE REITS – (1.42%)
40,100	Gramercy Capital Corp.	913,478
OFFICE PROPERTY REITS – (22.57%)
29,700	Alexandria Real Estate Equities, Inc.	2,390,850
26,700	Boston Properties, Inc.	1,979,271
47,000	CarrAmerica Realty Corp.	1,627,610
43,000	Columbia Equity Trust, Inc.	694,450
62,400	Corporate Office Properties Trust	2,217,696
39,900	Kilroy Realty Corp.	2,469,810
41,770	SL Green Realty Corp.	3,190,810
		14,570,497
REAL ESTATE OPERATIONS/DEVELOPMENT – (9.10%)
133,500	Brixton PLC	993,396
15,200	Derwent Valley Holdings PLC	376,845
67,400	Forest City Enterprises, Inc., Class A	2,556,482
18,300	Hammerson PLC	321,778
46,000	Liberty International PLC	775,998
7,700	St. Joe Co.	517,594
32,000	Slough Estates PLC	329,510
		5,871,603
REGIONAL MALL REITS – (8.65%)
55,442	General Growth Properties, Inc.	2,605,220
24,600	Mills Corp.	1,031,724

DAVIS VARIABLE ACCOUNT FUND, INC.

SCHEDULE OF INVESTMENTS

DAVIS REAL ESTATE PORTFOLIO – (Continued)

December 31, 2005

Value
Shares	Security	(Note 1)
COMMON STOCK – (Continued)

REGIONAL MALL REITS – (Continued)
14,100	Pennsylvania REIT	$526,776
18,500	Simon Property Group, Inc.	1,417,655
		5,581,375
SHOPPING CENTER REITS – (12.48%)
48,625	Developers Diversified Realty Corp.	2,286,347
64,200	Kimco Realty Corp.	2,059,536
26,700	Pan Pacific Retail Properties, Inc.	1,785,963
32,700	Regency Centers Corp.	1,927,665
		8,059,511
TRANSPORTATION – (0.59%)
9,000	Florida East Coast Industries, Inc.	381,330
WAREHOUSE & INDUSTRIAL REITS – (7.12%)
29,200	AMB Property Corp.	1,435,764
8,900	Centerpoint Properties Trust	440,372
58,200	ProLogis	2,719,104
		4,595,240

Total Common Stock – (identified cost $38,877,615)	55,045,467

PREFERRED STOCK – (0.21%)

APARTMENT REITS – (0.21%)
2,000	Equity Residential, 7.00%, Series E, Cum. Conv. Pfd.	87,500
1,600	Equity Residential, 8.60%, Series D, Cum. Pfd.	40,952
400	Equity Residential, 9.125%, Series C, Cum. Pfd.	10,166

	Total Preferred Stock – (identified cost $113,921)	138,618

DAVIS VARIABLE ACCOUNT FUND, INC.

SCHEDULE OF INVESTMENTS

DAVIS REAL ESTATE PORTFOLIO – (Continued)

December 31, 2005

Value
Principal	Security	(Note 1)
SHORT TERM INVESTMENTS – (10.68%)

$2,865,000	Banc of America Securities LLC Joint Repurchase Agreement, 4.28%,
	01/03/06, dated 12/30/05, repurchase value of $2,866,362
	(collateralized by: U.S. Government agency mortgages in a pooled
	cash account, 4.21%-6.50%, 05/01/15-09/01/44, total market
	value $2,922,300)	$2,865,000
4,029,000	Nomura Securities International, Inc. Joint Repurchase Agreement, 4.28%,
	01/03/06, dated 12/30/05, repurchase value of $4,030,916
	(collateralized by: U.S. Government agency obligations in a pooled cash
	account, 0%-6.625%, 1/30/06-12/20/27, total market value $4,109,580)	4,029,000

Total Short Term Investments – (identified cost $6,894,000)	6,894,000

Total Investments – (96.16%) – (identified cost $45,885,536) – (a)	62,078,085
Other Assets Less Liabilities – (3.84%)	2,478,332
Net Assets – (100%)	$64,556,417

(a) Aggregate cost for Federal Income Tax purposes is $45,889,371. At December 31, 2005 unrealized appreciation (depreciation) of securities for Federal Income Tax purposes is as follows:

Unrealized appreciation	$16,383,497
Unrealized depreciation	(194,783)
Net unrealized appreciation	$16,188,714

See Notes to Financial Statements

DAVIS VARIABLE ACCOUNT FUND, INC.

STATEMENTS OF ASSETS AND LIABILITIES

At December 31, 2005

	Davis Value Portfolio	Davis Financial Portfolio	Davis Real Estate Portfolio
ASSETS:
Investments in securities, at value* (see accompanying Schedules of Investments)	$617,870,364	$124,048,164	$62,078,085
Cash	285,299	3,534	43,651
Receivables:
Dividends and interest	952,192	75,258	269,946
Capital stock sold	2,041,574	30,214	23,244
Investment securities sold	–	–	2,239,700
Total assets	621,149,429	124,157,170	64,654,626
LIABILITIES:
Payables:
Capital stock reacquired	341,871	1,166	41,040
Accrued expenses	27,254	14,422	14,385
Accrued management fees	411,448	81,690	42,784
Total liabilities	780,573	97,278	98,209
NET ASSETS	$620,368,856	$124,059,892	$64,556,417

SHARES OUTSTANDING (NOTE 4)	48,571,198	8,973,123	3,725,406

NET ASSET VALUE, offering, and redemption price per share (Net assets ÷ Shares Outstanding)	$12.77	$13.83	$17.33

NET ASSETS CONSIST OF:
Par value of shares of capital stock	$48,571	$8,973	$3,725
Additional paid-in capital	473,461,045	97,815,457	46,175,998
Undistributed (overdistributed) net investment income	(10,581)	1,775	–
Accumulated net realized gains (losses) from investment and foreign currency transactions	(23,300,780)	(2,619,764)	2,184,208
Net unrealized appreciation on investments and foreign currency transactions	170,170,601	28,853,451	16,192,486
Net Assets	$620,368,856	$124,059,892	$64,556,417

*Including cost of $447,698,554, $95,194,713, and $45,885,536 for Davis Value Portfolio, Davis Financial Portfolio, and Davis Real Estate Portfolio, respectively.

See Notes to Financial Statements

DAVIS VARIABLE ACCOUNT FUND, INC.

STATEMENTS OF OPERATIONS

For the year ended December 31, 2005

	Davis Value Portfolio	Davis Financial Portfolio	Davis Real Estate Portfolio
INVESTMENT INCOME:
Income:
Dividends*	$10,650,701	$1,259,042	$1,445,005
Interest	340,552	268,795	132,728
Total income	10,991,253	1,527,837	1,577,733
Expenses:
Management fees (Note 2)	4,893,824	839,332	457,652
Custodian fees	184,975	37,925	30,917
Transfer agent fees:	12,716	7,551	7,168
Audit fees	15,600	12,000	12,000
Accounting fees (Note 2)	6,000	6,000	6,000
Legal fees	12,849	2,180	1,254
Reports to shareholders	62,831	15,736	941
Directors’ fees and expenses	87,736	15,241	8,271
Registration and filing fees	18,575	3,865	1,705
Miscellaneous	14,661	7,340	5,817
Total expenses	5,309,767	947,170	531,725
Expenses paid indirectly (Note 5)	(1,840)	(106)	(40)
Net expenses	5,307,927	947,064	531,685
Net investment income	5,683,326	580,773	1,046,048

Realized and Unrealized Gain (Loss) on Investments:
Net realized gain (loss) from:
Investment transactions	13,770,062	(236,518)	6,109,677
Foreign currency transactions	(36,031)	(905)	(285)
Net increase in unrealized appreciation of investments and foreign currency transactions	38,361,868	8,785,860	462,851
Net realized and unrealized gain on investments and foreign currency	52,095,899	8,548,437	6,572,243
Net increase in net assets resulting from operations	$57,779,225	$9,129,210	$7,618,291

*Net of foreign taxes withheld as follows	$269,007	$–	$3,356

See Notes to Financial Statements

DAVIS VARIABLE ACCOUNT FUND, INC.

STATEMENTS OF CHANGES IN NET ASSETS

For the year ended December 31, 2005

	Davis Value Portfolio	Davis Financial Portfolio	Davis Real Estate Portfolio
Operations:
Net investment income	$5,683,326	$580,773	$1,046,048
Net realized gain (loss) from investment and foreign currency transactions	13,734,031	(237,423)	6,109,392
Net increase in unrealized appreciation of investments and foreign currency transactions	38,361,868	8,785,860	462,851
Net increase in net assets resulting from operations	57,779,225	9,129,210	7,618,291

Dividends and Distributions to Shareholders From:
Net investment income	(5,657,876)	(575,947)	(1,966,578)
Realized gains from investment transactions	–	–	(3,852,094)
Distributions in excess of net investment income	(262,594)	–	–

Capital Share Transactions (NOTE 4)	(116,212,836)	6,232,880	4,478,180

Total increase (decrease) in net assets	(64,354,081)	14,786,143	6,277,799

Net Assets:
Beginning of year	684,722,937	109,273,749	58,278,618
End of year*	$620,368,856	$124,059,892	$64,556,417

*Including undistributed (overdistributed) net investment income of	$(10,581)	$1,775	$–

See Notes to Financial Statements

DAVIS VARIABLE ACCOUNT FUND, INC.

STATEMENTS OF CHANGES IN NET ASSETS

For the year ended December 31, 2004

	Davis Value Portfolio	Davis Financial Portfolio	Davis Real Estate Portfolio
Operations:
Net investment income	$5,306,186	$358,935	$1,016,323
Net realized gain (loss) from investment and foreign currency transactions	(3,112,993)	(1,009,400)	3,277,505
Net increase in unrealized appreciation of investments and foreign currency transactions	69,125,469	9,637,834	9,199,069
Net increase in net assets resulting from operations	71,318,662	8,987,369	13,492,897

Dividends and Distributions to Shareholders From:
Net investment income	(5,273,618)	(364,973)	(1,497,449)
Return of capital	(115,109)	–	–
Realized gains from investment transactions	–	–	(1,939,529)

Capital Share Transactions (Note 4)	133,790,608	29,472,122	12,559,434

Total increase in net assets	199,720,543	38,094,518	22,615,353

Net Assets:
Beginning of year	485,002,394	71,179,231	35,663,265
End of year*	$684,722,937	$109,273,749	$58,278,618

*Including undistributed net investment loss of	$–	$(2,146)	$–

See Notes to Financial Statements

DAVIS VARIABLE ACCOUNT FUND, INC.

NOTES TO FINANCIAL STATEMENTS

December 31, 2005

NOTE 1 - SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

The Davis Variable Account Fund, Inc. consists of three series of Funds, Davis Value Portfolio, Davis Financial Portfolio, and Davis Real Estate Portfolio (collectively “the Funds”). Davis Value Portfolio and Davis Financial Portfolio are registered under the Investment Company Act of 1940, as amended, as diversified, open-end management investment companies. Davis Real Estate Portfolio is registered under the Investment Company Act of 1940, as amended, as a non-diversified, open-end management investment company. Shares of the Funds may only be purchased by insurance companies for the purpose of funding variable annuity or variable life insurance contracts. The Funds account separately for the assets, liabilities and operations of each series. The following is a summary of significant accounting policies followed by the Funds in the preparation of financial statements.

A.    VALUATION OF SECURITIES - Portfolio securities listed on national securities exchanges are valued at the last reported sales price on the day of valuation. Securities traded in the over the counter market and listed securities for which no sale was reported on that date are stated at the average of closing bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by a significant event occurring after the close of their primary markets, are valued at fair value as determined in good faith by the Board of Directors. Short-term obligations are valued at amortized cost, which approximates fair value. The valuation procedures are reviewed and subject to approval by the Board of Directors.

B.     MASTER REPURCHASE AGREEMENTS - The Funds, along with other affiliated funds, may transfer uninvested cash balances into one or more master repurchase agreement accounts. These balances are invested in one or more repurchase agreements, secured by U.S. government securities. Securities pledged as collateral for repurchase agreements are held by a custodian bank until the agreements mature. Each agreement requires that the market value of the collateral be sufficient to cover payments of interest and principal; however, in the event of default by the other party to the agreement, retention of the collateral may be subject to legal proceedings.

C.    CURRENCY TRANSLATION - The market values of all assets and liabilities denominated in foreign currencies are recorded in the financial statements after translation to the U.S. dollar based upon the mean between the bid and offered quotations of the currencies against U.S. dollars on the date of valuation. The cost basis of such assets and liabilities is determined based upon historical exchange rates. Income and expenses are translated at average exchange rates in effect as accrued or incurred.

D.    FOREIGN CURRENCY - The Funds may enter into forward purchases or sales of foreign currencies to hedge certain foreign currency denominated assets and liabilities against declines in market value relative to the U.S. dollar. Forward currency contracts are marked-to-market daily and the change in market value is recorded by the Funds as an unrealized gain or loss. When the forward currency contract is closed, the Funds record a realized gain or loss equal to the difference between the value of the forward currency contract at the time it was opened and value at the time it was closed. Investments in forward currency contracts may expose the Funds to risks resulting from unanticipated movements in foreign currency exchange rates or failure of the counter-party to the agreement to perform in accordance with the terms of the contract.

DAVIS VARIABLE ACCOUNT FUND, INC.

NOTES TO FINANCIAL STATEMENTS - (Continued)

December 31, 2005

NOTE 1 - SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - (Continued)

Reported net realized foreign exchange gains or losses arise from the sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Funds’ books, and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments in securities at fiscal year end, resulting from changes in the exchange rate. The Funds include foreign currency gains and losses realized on the sale of investments together with market gains and losses on such investments in the statement of operations.

E.     FEDERAL INCOME TAXES - It is each Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income, including any net realized gains on investments not offset by loss carryovers, to shareholders. Therefore, no provision for federal income or excise tax is required. At December 31, 2005, Davis Value Portfolio had $11,000 of post October 2005 foreign currency losses which were deferred. At December 31, 2005, the Davis Value Portfolio and Davis Financial Portfolio had available for federal income tax purposes unused capital loss carryforwards as follows:

	DAVIS VALUE PORTFOLIO	DAVIS FINANCIAL PORTFOLIO
Expiring
12/31/2009	$–	$650,000
12/31/2010	13,524,000	–
12/31/2011	4,776,000	328,000
12/31/2012	3,532,000	926,000
12/31/2013	–	390,000
Total	$21,832,000	$2,294,000

F.     USE OF ESTIMATES IN FINANCIAL STATEMENTS - In preparing financial statements in conformity with accounting principles generally accepted in the United States of America, management makes estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, as well as the reported amounts of income and expenses during the reporting period. Actual results may differ from these estimates.

G.    INDEMNIFICATION - Under the Funds’ organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the Funds. In addition, some of the Funds’ contracts with its service providers contain general indemnification clauses. The Funds’ maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Funds cannot be determined and the Funds have no historical basis for predicting the likelihood of any such claims.

H.    SECURITIES TRANSACTIONS AND RELATED INVESTMENT INCOME - Securities transactions are accounted for on the trade date (date the order to buy or sell is executed) with realized gain or loss on the sale of securities being determined based upon identified cost. Dividend income is recorded on the ex-dividend date. Interest income, which includes accretion of discount and amortization of premium, is accrued as earned.

DAVIS VARIABLE ACCOUNT FUND, INC.

NOTES TO FINANCIAL STATEMENTS - (Continued)

December 31, 2005

NOTE 1 - SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - (Continued)

I.      DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS - Dividends and distributions to shareholders are recorded on the ex-dividend date. Net investment income (loss), net realized gains (losses), and net unrealized appreciation (depreciation) of investments may differ for financial statement and tax purposes primarily because of the recognition of certain foreign currency gains (losses) as ordinary income (loss) for tax purposes and the tax deferral of losses on “wash sale” transactions. The character of dividends and distributions made during the fiscal year from net investment income and net realized securities gains may differ from their ultimate characterization for federal income tax purposes. Also, due to the timing of dividends and distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which income or realized gain was recorded by the Funds. The Funds adjust the classification of distributions to shareholders to reflect the differences between financial statement amounts and distributions determined in accordance with income tax regulations. Accordingly, during the year ended December 31, 2005, for Davis Value Portfolio, amounts have been reclassified to reflect a decrease in overdistributed net investment income of $226,563, a decrease in accumulated net realized loss of $36,031, and a decrease in paid in capital of $262,594; for Davis Financial Portfolio, amounts have been reclassified to reflect a decrease in undistributed net investment income of $905 and a corresponding decrease in accumulated net realized loss; for Davis Real Estate Portfolio, amounts have been reclassified to reflect a decrease in overdistributed net investment income of $920,530 and a corresponding decrease in accumulated net realized gain.

The tax character of distributions paid during the years ended December 31, 2005 and 2004, was as follows:

	Ordinary Income	Long-Term Capital Gain	Return of Capital	Total
Davis Value Portfolio
2005	$5,920,470	$–	$–	$5,920,470
2004	5,273,618	–	115,109	5,388,727

Davis Financial Portfolio
2005	575,947	–	–	575,947
2004	364,973	–	–	364,973

Davis Real Estate Portfolio
2005	1,254,240	4,564,432	–	5,818,672
2004	1,178,988	2,257,990	–	3,436,978

DAVIS VARIABLE ACCOUNT FUND, INC.

NOTES TO FINANCIAL STATEMENTS - (Continued)

December 31, 2005

NOTE 1 - SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - (Continued)

As of December 31, 2005 the components of distributable earnings (accumulated losses) on a tax basis were as follows:

	DAVIS VALUE PORTFOLIO	DAVIS FINANCIAL PORTFOLIO	DAVIS REAL ESTATE PORTFOLIO
Undistributed net investment income	$–	$1,775	$–
Accumulated net realized gain (loss) from investments and foreign currency transactions	(21,842,610)	(2,293,635)	2,188,043
Net unrealized appreciation on investments	168,701,850	28,527,322	16,188,651
Total	$146,859,240	$26,235,462	$18,376,694

NOTE 2 - INVESTMENT ADVISORY FEES

Advisory fees are paid monthly to Davis Advisors, the Funds’ investment adviser (the “Adviser”). The fee for each of the Davis Value Portfolio, Davis Financial Portfolio, and Davis Real Estate Portfolio is 0.75% of the respective Fund’s average annual net assets.

State Street Bank and Trust Company (“State Street Bank”) is the Funds’ primary transfer agent. The Adviser is also paid for certain transfer agent services. The fee paid to the Adviser for the year ended December 31, 2005 was $49 for Davis Value Portfolio, $29 for Davis Financial Portfolio and $27 for Davis Real Estate Portfolio. State Street Bank is the Funds’ primary accounting provider. Fees for such services are included in the custodian fee as State Street Bank also serves as the Funds’ custodian. The Adviser is also paid for certain accounting services. The fee for the year ended December 31, 2005 for Davis Value Portfolio, Davis Financial Portfolio, and Davis Real Estate Portfolio amounted to $6,000 for each fund. Certain directors and officers of the Funds are also directors and officers of the general partner of the Adviser.

Davis Selected Advisers – NY, Inc. (“DSA-NY”), a wholly-owned subsidiary of the Adviser, acts as sub-adviser to the Funds. The Funds pay no fees directly to DSA-NY.

NOTE 3 - PURCHASES AND SALES OF SECURITIES

Purchases and sales of investment securities (excluding short-term securities) during the year ended December 31, 2005 were as follows:

	DAVIS VALUE PORTFOLIO	DAVIS FINANCIAL PORTFOLIO	DAVIS REAL ESTATE PORTFOLIO
Cost of purchases	$89,096,957	$25,363,566	$15,709,596
Proceeds of sales	$198,538,644	$21,292,731	$18,459,956

DAVIS VARIABLE ACCOUNT FUND, INC.

NOTES TO FINANCIAL STATEMENTS - (Continued)

December 31, 2005

NOTE 4 - CAPITAL STOCK

At December 31, 2005, there were 5 billion shares of capital stock ($0.001 par value per share) authorized. Transactions in capital stock were as follows:

	Year ended December 31, 2005
	Davis Value Portfolio	Davis Financial Portfolio	Davis Real Estate Portfolio
Shares sold	4,065,366	1,618,956	920,196
Shares issued in reinvestment of distributions	461,408	41,615	336,339
	4,526,774	1,660,571	1,256,535
Shares redeemed	(14,059,706)	(1,210,021)	(999,380)
Net increase (decrease)	(9,532,932)	450,550	257,155

Proceeds from shares sold	$48,943,534	$20,994,555	$15,523,664
Proceeds from shares issued in reinvestment of distributions	5,919,855	575,947	5,818,672
	54,863,389	21,570,502	21,342,336
Cost of shares redeemed	(171,076,225)	(15,337,622)	(16,864,156)
Net increase (decrease)	$(116,212,836)	$6,232,880	$4,478,180

	Year ended December 31, 2004
	Davis Value Portfolio	Davis Financial Portfolio	Davis Real Estate Portfolio
Shares sold	16,736,008	3,238,473	1,356,048
Shares issued in reinvestment of distributions	456,672	28,469	215,308
	17,192,680	3,266,942	1,571,356
Shares redeemed	(4,984,466)	(848,124)	(751,119)
Net increase	12,208,214	2,418,818	820,237

Proceeds from shares sold	$182,733,878	$39,191,938	$19,825,910
Proceeds from shares issued in reinvestment of distributions	5,388,727	364,973	3,436,978
	188,122,605	39,556,911	23,262,888
Cost of shares redeemed	(54,331,997)	(10,084,789)	(10,703,454)
Net increase	$133,790,608	$29,472,122	$12,559,434

NOTE 5 - EXPENSES PAID INDIRECTLY

Under an agreement with the custodian bank, each Fund’s custodian fee is reduced for earnings on cash balances maintained at the custodian by the Funds. Such reductions amounted to $1,840, $106, and $40 for Davis Value Portfolio, Davis Financial Portfolio, and Davis Real Estate Portfolio, respectively, during the year ended December 31, 2005.

DAVIS VARIABLE ACCOUNT FUND, INC.

NOTES TO FINANCIAL STATEMENTS - (Continued)

December 31, 2005

NOTE 6 - ILLIQUID SECURITIES

Securities may be considered illiquid if they lack a readily available market or if valuation has not changed for a certain period of time. The aggregate value of illiquid securities in Davis Value Portfolio amounted to $1,685,120 or 0.27% of the Fund’s net assets, as of December 31, 2005.

Funds	Security	Acquisition Date	Principal	Units	Cost per Unit	Valuation per Unit as of December 31, 2005
Davis Value Portfolio	Level 3 Communications, Inc., Conv. Sr. Notes, 10.00%, 05/01/11	4/4/05	$1,600,000	16,000	$100.00	$105.32

DAVIS VARIABLE ACCOUNT FUND, INC.

FINANCIAL HIGHLIGHTS

DAVIS VALUE PORTFOLIO

The following financial information represents selected data for each share of capital stock outstanding throughout each period:

	Year ended December 31,
	2005	2004	2003	2002	2001

Net Asset Value, Beginning of Period	$11.78	$10.57	$8.20	$9.87	$11.06

Income (Loss) From Investment Operations:
Net Investment Income	0.12	0.09	0.07	0.06	0.04
Net Realized and Unrealized Gains (Losses)	0.99	1.21	2.37	(1.66)	(1.19)
Total From Investment Operations	1.11	1.30	2.44	(1.60)	(1.15)

Dividends and Distributions:
Dividends from Net Investment Income	(0.11)	(0.09)	(0.07)	(0.06)	(0.04)
Return of Capital	–	– [3]	–	(0.01)	– [3]
Distributions in Excess of Net Investment Income	(0.01)	–	–	–	–
Total Dividends and Distributions	(0.12)	(0.09)	(0.07)	(0.07)	(0.04)

Net Asset Value, End of Period	$12.77	$11.78	$10.57	$8.20	$9.87

Total Return[1]	9.44%	12.33%	29.76%	(16.26)%	(10.39)%

Ratios/Supplemental Data:
Net Assets, End of Period (000 omitted)	$620,369	$684,723	$485,002	$283,039	$278,958
Ratio of Expenses to Average Net Assets	0.81%	0.81%	0.82%	0.83%	0.87%
Ratio of Net Investment Income to Average Net Assets	0.87%	0.87%	0.90%	0.70%	0.55%
Portfolio Turnover Rate[2]	14%	4%	7%	24%	18%

1    Assumes hypothetical initial investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Total returns do not reflect charges attributable to your insurance company’s separate account. Inclusion of these charges would reduce the total returns shown.

2    The lesser of purchases or sales of portfolio securities for a period, divided by the monthly average of the market value of portfolio securities owned during the period. Securities with a maturity or expiration date at the time of acquisition of one year or less are excluded from the calculation.

[3]	Less than $0.005 per share.

See Notes to Financial Statements

DAVIS VARIABLE ACCOUNT FUND, INC.

FINANCIAL HIGHLIGHTS

DAVIS FINANCIAL PORTFOLIO

The following financial information represents selected data for each share of capital stock outstanding throughout each period:

	Year ended December 31,
	2005	2004	2003	2002	2001

Net Asset Value, Beginning of Period	$12.82	$11.66	$8.85	$10.67	$11.91

Income (Loss) From Investment Operations:
Net Investment Income	0.07	0.04	0.04	0.02	–
Net Realized and Unrealized Gains (Losses)	1.00	1.16	2.81	(1.82)	(1.24)
Total From Investment Operations	1.07	1.20	2.85	(1.80)	(1.24)

Dividends and Distributions:
Dividends from Net Investment Income	(0.06)	(0.04)	(0.04)	(0.02)	–	[3]
Return of Capital	–	–	–	–	–	[3]
Total Dividends and Distributions	(0.06)	(0.04)	(0.04)	(0.02)	–

Net Asset Value, End of Period	$13.83	$12.82	$11.66	$8.85	$10.67

Total Return[1]	8.38%	10.32%	32.15	(16.84)%	(10.37)%

Ratios/Supplemental Data:
Net Assets, End of Period (000 omitted)	$124,060	$109,274	$71,179	$31,709	$24,587
Ratio of Expenses to Average Net Assets	0.85%	0.85%	0.90%	0.99%	1.00%[4]
Ratio of Net Investment Income to Average Net Assets	0.52%	0.40%	0.48%	0.32%	0.04%
Portfolio Turnover Rate[2]	21%	6%	10%	23%	24%

1    Assumes hypothetical initial investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Total returns do not reflect charges attributable to your insurance company’s separate account. Inclusion of these charges would reduce the total returns shown.

2    The lesser of purchases or sales of portfolio securities for a period, divided by the monthly average of the market value of portfolio securities owned during the period. Securities with a maturity or expiration date at the time of acquisition of one year or less are excluded from the calculation.

[3]	Less than $0.005 per share.

[4]	Had the Adviser not absorbed certain expenses, the ratio of expenses to average net assets would have been 1.04% for 2001.

See Notes to Financial Statements

DAVIS VARIABLE ACCOUNT FUND, INC.

FINANCIAL HIGHLIGHTS

DAVIS REAL ESTATE PORTFOLIO

The following financial information represents selected data for each share of capital stock outstanding throughout each period:

	Year ended December 31,
	2005	2004	2003	2002	2001

Net Asset Value, Beginning of Period	$16.80	$13.47	$10.49	$10.35	$10.38

Income From Investment Operations:
Net Investment Income	0.30	0.34	0.44	0.36	0.36
Net Realized and Unrealized Gains	1.86	4.07	3.34	0.25	0.19
Total From Investment Operations	2.16	4.41	3.78	0.61	0.55

Dividends and Distributions:
Dividends from Net Investment Income	(0.54)	(0.48)	(0.55)	(0.36)	(0.36)
Return of Capital		–	–	(0.11)	(0.07)
Distributions from Realized Gains	(1.09)	(0.60)	(0.25)	–	(0.11)
Distributions in Excess of Net Investment Income		–	–	–	(0.04)
Total Dividends and Distributions	(1.63)	(1.08)	(0.80)	(0.47)	(0.58)

Net Asset Value, End of Period	$17.33	$16.80	$13.47	$10.49	$10.35

Total Return[1]	13.14%	33.35%	36.79%	5.89%	5.50%

Ratios/Supplemental Data:
Net Assets, End of Period (000 omitted)	$64,556	$58,279	$35,663	$18,806	$10,029
Ratio of Expenses to Average Net Assets	0.87%	0.89%	0.98%	1.00%[3]	1.00%[3]
Ratio of Net Investment Income to Average Net Assets	1.71%	2.30%	3.74%	3.54%	3.70%
Portfolio Turnover Rate[2]	28%	32%	22%	52%	45%

1    Assumes hypothetical initial investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Total returns do not reflect charges attributable to your insurance company’s separate account. Inclusion of these charges would reduce the total returns shown.

2    The lesser of purchases or sales of portfolio securities for a period, divided by the monthly average of the market value of portfolio securities owned during the period. Securities with a maturity or expiration date at the time of acquisition of one year or less are excluded from the calculation.

3    Had the Adviser not absorbed certain expenses, the ratio of expenses to average net assets would have been 1.10% and 1.39% for 2002 and 2001, respectively.

See Notes to Financial Statements

DAVIS VARIABLE ACCOUNT FUND, INC.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders and Board of Directors

of Davis Variable Account Fund, Inc.:

We have audited the accompanying statements of assets and liabilities of Davis Value Portfolio, Davis Financial Portfolio, and Davis Real Estate Portfolio (comprising the Davis Variable Account Fund, Inc.), including the schedules of investments as of December 31, 2005 and the related statements of operations for the year then ended, the statements of changes in net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years in the five-year period then ended. These financial statements and financial highlights are the responsibility of the Funds’ management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2005, by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Davis Value Portfolio, Davis Financial Portfolio, and Davis Real Estate Portfolio as of December 31, 2005, and the results of their operations for the year then ended, the changes in their net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years in the five-year period then ended, in conformity with U.S. generally accepted accounting principles.

KPMG LLP

Denver, Colorado

February 3, 2006

DAVIS VARIABLE ACCOUNT FUND, INC.

For the Year Ended December 31, 2005 (Unaudited)

Federal Income Tax Information

Davis Value Portfolio

Income dividends paid by the Fund during the calendar year ended 2005 should be multiplied by 100% to arrive at the net amount eligible for the corporate dividend-received deduction.

Davis Financial Portfolio

Income dividends paid by the Fund during the calendar year ended 2005 should be multiplied by 100% to arrive at the net amount eligible for the corporate dividend-received deduction.

Davis Real Estate Portfolio

During the calendar year ended 2005 the Fund declared and paid long-term capital gain distributions in the amount of $4,564,432.

Dividends paid by the Fund during the calendar year ended 2005, which are not designated as capital gain distributions, should be multiplied by 1% to arrive at the net amount eligible for the corporate dividend-received deduction.

Portfolio Proxy Voting Policies and Procedures

The Funds have adopted Portfolio Proxy Voting Policies and Procedures under which the Funds vote proxies relating to securities held by the Funds. A description of the Funds’ Portfolio Proxy Voting Policies and Procedures is available (i) without charge, upon request, by calling the Funds toll-free at 1-800-279-0279, (ii) on the Funds’ website at www.davisfunds.com, and (iii) on the SEC’s website at www.sec.gov.

In addition, the Funds are required to file Form N-PX, with their complete proxy voting record for the 12 months ended June 30th, no later than August 31st of each year. The Funds’ Form N-PX filing is available (i) without charge, upon request, by calling the Funds toll-free at 1-800-279-0279, (ii) on the Funds’ website at www.davisfunds.com, and (iii) on the SEC’s website at www.sec.gov.

Form N–Q

The Funds file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Form N-Q is available without charge upon request by calling 1-800-279-0279 or on the Funds’ website at www.davisfunds.com or on the SEC’s website at www.sec.gov. The Funds’ Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC, and that information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

DAVIS VARIABLE ACCOUNT FUND, INC.

2949 East Elvira Road, Suite 101

Tucson, Arizona 85706

DIRECTORS

For the purposes of their service as directors to the Davis Funds, the business address for each of the directors is 2949 E. Elvira Road, Suite 101, Tucson, AZ 85706. Each Director serves until their retirement, resignation, death or removal. Subject to exceptions and exemptions which may be granted by the Independent Directors, Directors must retire at the close of business on the last day of the calendar year in which the Director attains age seventy-two (72), except that any person who was a Director on July 1, 1994, and at that date was seventy-three (73) years of age or less shall retire from the Board of Directors and cease being a Director at the close of business on the last day of the year in which the Director attains age seventy-four (74).

Name and Age	Position(s) Held With Fund	Term of Office and Length of Time Served	Principal Occupation(s) During Past Five Years	Number of Portfolios in Fund Complex Overseen by Director	Other Directorships Held by Director

Independent Directors

Wesley E. Bass, Jr. (born 8/21/31)	Director	director since 1990 (retired 12/31/05)	President, Bass & Associates (financial consulting); formerly First Deputy City Treasurer, City of Chicago; and Executive Vice President, Chicago Title and Trust Company (bank and trust).	12	none

Marc P. Blum (born 9/9/42)	Director	director since 1986	Chief Executive Officer, World Total Return Fund, LLLP; Of Counsel to Gordon, Feinblatt, Rothman, Hoffberger and Hollander, LLC (law firm).	12	Director, Legg Mason Trust (asset management company) and Rodney Trust Company (Delaware).

Thomas S. Gayner (born 12/16/61)	Director	director since 2004	Executive Vice President and Chief Investment Officer, Markel Corporation (insurance company).	12	none

Jerry D. Geist (born 5/23/34)	Director	director since 1986	Chairman, Santa Fe Center Enterprises (energy project development); Retired Chairman and President, Public Service Company of New Mexico.	12	Director, CH2M-Hill, Inc. (engineering); Chairman, Santa Fe Center Enterprizes, Investment Committee for Microgeneration Technology Fund, UTECH Funds.

DAVIS VARIABLE ACCOUNT FUND, INC.

2949 East Elvira Road, Suite 101

Tucson, Arizona 85706

DIRECTORS - Continued

Name and Age	Position(s) Held With Fund	Term of Office and Length of Time Served	Principal Occupation(s) During Past Five Years	Number of Portfolios in Fund Complex Overseen by Director	Other Directorships Held by Director

Independent Directors - Continued

D. James Guzy (born 3/7/36)	Director	director since 1982	Chairman, PLX Technology, Inc. (semi-conductor manufacturer).	12

Director, Intel Corp. (semi-conductor manufacturer), Cirrus Logic Corp. (semi-conductor manufacturer), Alliance Technology Fund (a mutual fund), Micro Component Technology, Inc. (micro-circuit handling and testing equipment manufacturer), LogicVision, Inc. (semi-conductor software company), and Tessera Technologies, Inc. (semi-conductor packaging company.

G. Bernard Hamilton (born 3/18/37)	Director	director since 1978	Managing General Partner, Avanti Partners, L.P. (investment partnership).	12	none

Samuel H. Iapalucci (born 07/19/52)	Director	director since 2006	Executive Vice President and Chief Financial Officer, CH2M-Hill, Inc., (engineering).	12	none

Robert P. Morgenthau (born 3/22/57)	Director	director since 2002	Chairman, Northroad Capital Management, LLC (an investment management firm) since June 2002; President of Private Advisory Services of Bank of America (an investment management firm) from 2001 until 2002; prior to that a managing director and global head of marketing and distribution for Lazard Asset Management (an investment management firm) for ten years.	12	none

DAVIS VARIABLE ACCOUNT FUND, INC.

2949 East Elvira Road, Suite 101

Tucson, Arizona 85706

DIRECTORS - Continued

Name and Age	Position(s) Held With Fund	Term of Office and Length of Time Served	Principal Occupation(s) During Past Five Years	Number of Portfolios in Fund Complex Overseen by Director	Other Directorships Held by Director

Independent Directors - Continued

Theodore B. Smith, Jr. (born 12/23/32)	Director	director since 1994	Chairman, Cantrock Realty and Mayor, Incorporated Village of Mill Neck, NY.	12	none

Christian R. Sonne (born 5/6/36)	Director	director since 1990	General Partner, Tuxedo Park Associates (land holding and development firm); President and Chief Executive Officer, Mulford Securities Corporation (private investment fund) until 1990; formerly Vice President of Goldman Sachs & Co. (investment banking).	12	none

Marsha Williams (born 3/28/51)	Director	director since 1999	Executive Vice President and Chief Financial Officer of Equity Office Properties Trust (a real estate investment trust); Former Chief Administrative Officer of Crate & Barrel (home furnishings retailer); former Vice President and Treasurer, Amoco Corporation (oil & gas company).	15

Director of the Selected Funds (consisting of three portfolios) since 1996; Director, Modine Manufacturing, Inc. (heat transfer technology); Director, Chicago Bridge & Iron Company, N.V. (industrial construction and engineering).

Inside Directors*

Jeremy H. Biggs (born 8/16/35)	Director/ Chairman	director since 1994	Vice Chairman, Member of the Investment Policy Committee and Member of the International Investment Committee, all for Fiduciary Trust Company International (money management firm); Consultant to Davis Selected Advisers, L.P.	12	none

DAVIS VARIABLE ACCOUNT FUND, INC.

2949 East Elvira Road, Suite 101

Tucson, Arizona 85706

DIRECTORS - Continued

Name and Age	Position(s) Held With Fund	Term of Office and Length of Time Served	Principal Occupation(s) During Past Five Years	Number of Portfolios in Fund Complex Overseen by Director	Other Directorships Held by Director

Inside Directors* - Continued

Andrew A. Davis (born 6/25/63)	Director	director since 1997	President or Vice President of each Davis Fund and Selected Fund; President, Davis Selected Advisers, L.P., and also serves as an executive officer in certain companies affiliated with the Adviser.	15	Director of the Selected Funds (consisting of three portfolios) since 1998.

Christopher C. Davis (born 7/13/65)	Director	director since 1997	Chief Executive Officer, President or Vice President of each Davis Fund and Selected Fund; Chairman and Chief Executive Officer, Davis Selected Advisers, L.P., and also serves as an executive officer in certain companies affiliated with the Adviser, including sole member of the Adviser’s general partner, Davis Investments, LLC; Employee of Shelby Cullom Davis & Co. (registered broker/dealer).	15	Director of the Selected Funds (consisting of three portfolios) since 1998; Director, Washington Post Co. (newspaper publisher).

*

Jeremy H. Biggs, Andrew A. Davis and Christopher C. Davis own partnership units (directly, indirectly or both) of the Adviser and are considered to be “interested persons” of the Funds as defined in the Investment Company Act of 1940. Andrew A. Davis and Christopher C. Davis are brothers.

DAVIS VARIABLE ACCOUNT FUND, INC.

2949 East Elvira Road, Tucson, Arizona 85706

Directors	Officers
Jeremy H. Biggs	Jeremy H. Biggs
Marc P. Blum	Chairman
Andrew A. Davis	Christopher C. Davis
Christopher C. Davis	President – Davis Value Portfolio, Davis Financial
Thomas S. Gayner	Portfolio, & Vice President – Davis Real Estate Portfolio
Jerry D. Geist	Andrew A. Davis
D. James Guzy	President – Davis Real Estate Portfolio,
G. Bernard Hamilton	Vice President – Davis Value Portfolio, Davis Financial
Samuel H. Iapalucci	Portfolio
Robert P. Morgenthau	Kenneth C. Eich
Theodore B. Smith, Jr.	Executive Vice President & Principal
Christian R. Sonne	Executive Officer
Marsha Williams	Sharra L. Reed
Vice President & Chief Compliance Officer
Douglas A. Haines
Vice President & Principal Accounting Officer
Investment Adviser	Thomas D. Tays
Davis Selected Advisers, L.P. (Doing business as “Davis Advisors”)	Vice President & Secretary
2949 East Elvira Road, Suite 101
Tucson, Arizona 85706
(800) 279-0279

Distributor
Davis Distributors, LLC
2949 East Elvira Road, Suite 101
Tucson, Arizona 85706

Transfer Agent & Custodian
State Street Bank and Trust Company
c/o The Davis Funds
P.O. Box 8406
Boston, Massachusetts 02266-8406

Counsel
Seyfarth Shaw LLC
55 East Monroe Street, Suite 4200
Chicago, Illinois 60603-5803

Independent Registered Public Accounting Firm
KPMG LLP
707 Seventeenth Street, Suite 2700
Denver, Colorado 80202

For more information about Davis Variable Account Funds, Inc. including management fee, charges and expenses, see the current prospectus, which must precede or accompany this report. The Funds’ Statement of Additional Information contains additional information about the Funds’ Directors and is available without charge upon request by calling 1-800-279-0279. Quarterly Fact sheets are available on the Funds’ website at www.davisfunds.com.

DAVIS VALUE PORTFOLIO

2949 East Elvira Road, Suite 101

Tucson, Arizona 85706

Management’s Discussion and Analysis

Market Environment

During the year ended December 31, 2005, the stock market, as measured by the Standard & Poor’s 500® Index1, increased by 4.91%. U.S. economic activity, as measured by the inflation-adjusted gross domestic product (“GDP”), increased between 3.3% and 4.1% over each of the first three calendar quarters of the year, and increased by only 1.1% in the fourth quarter. Interest rates, as measured by the 10-year Treasury bond, began 2005 at about 4.2%, ranged as low as 4.0% and ended 2005 at about 4.4%.

Davis Value Portfolio

Performance Overview

Davis Value Portfolio returned 9.44% for the year ended December 31, 20052, compared to its benchmark, the Standard & Poor’s 500® Index1, which returned 4.91%.

Energy companies were the most important contributors3 to the Portfolio’s performance over the year. Energy companies were also the strongest performing sector of the S&P 500® Index. The Portfolio benefited both by investing a larger percentage of its assets in energy companies than did the Index, and as a group, the individual energy companies that the Portfolio owned out-performed the average energy company included in the Index. All of the Portfolio’s energy companies performed well, with EOG Resources4, Devon Energy, ConocoPhillips, and Occidental Petroleum, all among the Portfolio’s top contributors to performance.

The Portfolio’s largest industry group holdings were in diversified financial companies, insurance companies, and consumer staple companies. All three sectors were important contributors to performance. Moody’s, a diversified financial company, Progressive, Loews, and American International Group, three insurance companies, and Altria, a consumer staples company, were among the Portfolio’s top contributors to performance. Avon Products (initially purchased in June 2005), a consumer staples company, ranked among the top detractors from performance.

The Portfolio’s holdings in both consumer discretionary companies and industrial companies detracted from the Portfolio’s performance for the year. Consumer discretionary companies which were among the top detractors from performance over the year included Comcast, Gannett, and AutoZone. Industrial companies which were among the top detractors from performance included Tyco and United Parcel Services. Lexmark, a technology hardware and equipment company, and Fifth Third Bancorp, a commercial banking company, were also among the top detractors from performance. The Portfolio no longer owns AutoZone.

The Portfolio had approximately 9% of its portfolio invested in foreign companies at December 31, 2005. As a group, the foreign companies owned by the Portfolio under-performed the S&P 500® Index over the year.

2

DAVIS VALUE PORTFOLIO

2949 East Elvira Road, Suite 101

Tucson, Arizona 85706

Management’s Discussion and Analysis – Continued

This Annual Report is authorized for use by existing shareholders. Prospective shareholders must receive a current Davis Value Portfolio prospectus, which contains more information about investment strategies, risks, charges, and expenses. Please read the prospectus carefully before investing or sending money.

Davis Value Portfolio’s investment objective is long-term growth of capital. There can be no assurance that the Portfolio will achieve its objective. The primary risks of an investment in Davis Value Portfolio are: (1) market risk, (2) company risk, (3) financial services risk, (4) foreign country risk, (5) headline risk, and (6) selection risk. See the prospectus for a full description of each risk.

1      The S&P 500® Index is an unmanaged index of 500 selected common stocks, most of which are listed on the New York Stock Exchange. The Index is adjusted for dividends, weighted towards stocks with large market capitalizations, and represents approximately two-thirds of the total market value of all domestic common stocks.

2      Total return assumes reinvestment of dividends and capital gain distributions. Past performance is not a guarantee of future results. Investment return and principal value will vary so that, when redeemed, an investor’s shares may be worth more or less than when purchased. The following table lists the average annual total returns for the periods ended December 31, 2005.

PORTFOLIO NAME	1-year	5-year	Inception (July 1, 1999)
Davis Value Portfolio	9.44%	3.66%	4.63%

Performance numbers are net of all portfolio operating expenses, but do not include any insurance charges imposed by your insurance company’s separate account. If performance information included the effect of these additional charges, the total return would be lower.

Portfolio performance changes over time and current performance may be higher or lower than stated. For more current information please call Davis Funds Shareholder Services at 1-800-279-0279.

3      A company’s or sector’s contribution to the Portfolio’s performance is a product both of its appreciation or depreciation and its weighting within the portfolio. For example, a 5% holding that rises 20% has twice as much impact as a 1% holding that rises 50%.

4      This Management Discussion & Analysis discusses a number of individual companies. The information provided in this report does not provide information reasonably sufficient upon which to base an investment decision and should not be considered a recommendation to purchase or sell any particular security. The schedule of investments lists the Portfolio’s holdings of each company discussed.

Shares of the Davis Value Portfolio are not deposits or obligations of any bank, are not guaranteed by any bank, are not insured by the FDIC or any other agency, and involve investment risks, including possible loss of the principal amount invested.

3

DAVIS VALUE PORFOLIO

FUND OVERVIEW

At December 31, 2005

Top 10 Holdings	Sector	% of Fund Net Assets
American International Group, Inc.	Multi-Line Insurance	5.71%
Altria Group, Inc.	Food, Beverage, & Tobacco	4.98%
American Express Co.	Consumer Finance	4.78%
Tyco International Ltd.	Capital Goods	4.22%
Costco Wholesale Corp.	Food & Staples Retailing	4.21%
JPMorgan Chase & Co.	Diversified Financial Services	3.82%
Berkshire Hathaway Inc., Class A	Property & Casualty Insurance	3.49%
Golden West Financial Corp.	Thrift & Mortgage Finance	3.48%
Progressive Corp. (Ohio)	Property & Casualty Insurance	3.07%
ConocoPhillips	Energy	2.85%

4

DAVIS VALUE PORTFOLIO

Portfolio Activity January 1, 2005 through December 31, 2005

New Positions Added (01/01/05 - 12/31/05)

(Highlighted positions are those greater than 0.50% of 12/31/05 total net assets)

			% of 12/31/05
		Date of 1st	Fund
Security	Sector	Purchase	Net Assets
Avon Products, Inc.	Household & Personal Products	06/24/05	0.89%
Caremark Rx, Inc.	Health Care Equipment & Services	06/28/05	1.21%
China Merchants Holdings International Co., Ltd.	Transportation	02/04/05	0.42%
Commerce Bancorp, Inc.	Commercial Banks	12/09/05	0.46%
Cosco Pacific Ltd.	Transportation	03/16/05	0.30%
Dell Inc.	Technology Hardware & Equipment	12/07/05	0.92%
Harley-Davidson, Inc.	Automobiles & Components	04/13/05	1.36%
Hewlett-Packard Co.	Technology Hardware & Equipment	02/09/05	0.57%
Kuehne & Nagel International AG, Registered	Transportation	05/12/05	0.33%
Level 3 Communications, Inc., Conv. Sr.
Notes, 10.00%, 05/01/11	Telecommunication Services	04/04/05	0.27%
NTL Inc.	Media	05/27/05	0.26%
Telewest Global, Inc.	Telecommunication Services	05/27/05	0.40%
Wal-Mart Stores, Inc.	Food & Staples Retailing	06/24/05	1.90%

Positions Closed (01/01/05 - 12/31/05)

(Gains and losses greater than $1,000,000 are highlighted)

		Date of	Realized
Security	Sector	Final Sale	Gain (Loss)
AutoZone, Inc.	Automotive Retail	10/28/05	$(70,405)
Eli Lilly and Co.	Pharmaceutical & Biotechnology	11/04/05	(1,611,837)
Novartis AG, Registered	Pharmaceutical & Biotechnology	10/18/05	522,595
Providian Financial Corp.	Consumer Finance	07/20/05	(1,599,684)
Rentokil Initial PLC	Commercial Services & Supplies	09/12/05	(510,969)
Takefuji Corp.	Consumer Finance	12/13/05	1,044,353

5

DAVIS VALUE PORTFOLIO

FUND PERFORMANCE

Average Annual Total Return		Expense Example
for the Periods ended December 31, 2005			Beginning	Ending	Expenses Paid
			Account Value	Account Value	During Period*
One Year	9.44%		(07/01/05)	(12/31/05)	(07/01/05-12/31/05)
Five Years	3.66%	Actual	$1,000.00	$1,080.67	$4.25
Life of Fund (July 1, 1999 through		Hypothetical (5% return
December 31, 2005)	4.63%	before expenses)	$1,000.00	$1,021.12	$4.13

*Expenses are equal to the Fund’s annualized expense ratio (0.81%), multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period). See Notes to Performance on page 7 for a description of the “Expense Example”.

$10,000 invested at commencement of operations. Let’s say you invested $10,000 in Davis Value Portfolio on July 1, 1999 (commencement of operations). As the chart below shows, by December 31, 2005 the value of your investment would have grown to $13,428 – a 34.28% increase on your initial investment. For comparison, look at how the Standard & Poor’s 500® Stock Index did over the same period. With dividends reinvested, the same $10,000 invested would have been $9,999 – a 0.01% decrease.

The Standard & Poor’s 500® Stock Index is an unmanaged index of 500 selected common stocks, most of which are listed on the New York Stock Exchange. The Index is adjusted for dividends, weighted towards stocks with large market capitalizations, and represents approximately two-thirds of the total market value of all domestic common stocks.

The performance data for Davis Value Portfolio contained in this report represents past performance and assumes that all distributions were reinvested, and should not be considered as an indication of future performance from an investment in the Fund today. The investment return and principal value will fluctuate so that shares may be worth more or less than their original cost when redeemed.

6

DAVIS VALUE PORTFOLIO

NOTES TO PERFORMANCE

The following disclosure provides important information regarding the Fund’s Expense Example, which appears in the Fund’s Performance section of this Annual Report. Please refer to this information when reviewing the Expense Example for the Fund.

Example

As a shareholder of the Fund, you incur ongoing costs only, including advisory and administrative fees and other Fund expenses. The Expense Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Expense Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period indicated, which for the Fund is from 07/01/05 to 12/31/05. Please note that the Expense Example is general and does not reflect charges imposed by your insurance company’s separate account or account specific costs, which may increase your total costs of investing in the Fund. If these charges or account specific costs were included in the Expense Example, the expenses would have been higher.

Actual Expenses

The information represented in the row entitled “Actual” provides information about actual account values and actual expenses. You may use the information in this row, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then, multiply the result by the number under the heading “Expenses Paid During Period” to estimate the expenses you paid for on your account during this period.

Hypothetical Example for Comparison Purposes

The information represented in the row entitled “Hypothetical” provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the information in the row entitled “Hypothetical” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

7

DAVIS VALUE PORTFOLIO

SCHEDULE OF INVESTMENTS

DECEMBER 31, 2005

Value
Shares	Security	(Note 1)
COMMON STOCK – (98.75%)

AUTOMOBILES & COMPONENTS – (1.36%)
164,400	Harley-Davidson, Inc.	$8,464,956
CAPITAL GOODS – (4.22%)
905,958	Tyco International Ltd.	26,145,948
CAPITAL MARKETS – (1.93%)
155,620	Ameriprise Financial, Inc.	6,380,420
77,600	Morgan Stanley	4,403,024
21,600	State Street Corp.	1,197,504
		11,980,948
COMMERCIAL BANKS – (7.07%)
83,700	Commerce Bancorp, Inc.	2,880,117
118,000	Fifth Third Bancorp	4,443,290
1,100,320	HSBC Holdings PLC	17,662,640
119,700	Lloyds TSB Group PLC, ADR	4,045,860
236,400	Wells Fargo & Co.	14,853,012
		43,884,919
COMMERCIAL SERVICES & SUPPLIES – (0.87%)
80,400	D&B Corp.*	5,383,584
CONSUMER DURABLES & APPAREL – (0.20%)
22,939	Hunter Douglas NV	1,248,701
CONSUMER FINANCE – (4.78%)
576,600	American Express Co.	29,671,836
CONSUMER SERVICES – (1.31%)
331,800	H&R Block, Inc.	8,145,690
DIVERSIFIED FINANCIAL SERVICES – (8.03%)
307,833	Citigroup Inc.	14,939,135
597,648	JPMorgan Chase & Co.	23,720,649
148,200	Moody’s Corp.	9,102,444
42,800	Principal Financial Group, Inc.	2,030,004
		49,792,232
ENERGY – (10.71%)
303,742	ConocoPhillips	17,671,710
243,400	Devon Energy Corp.	15,222,236
202,200	EOG Resources, Inc.	14,835,414
166,300	Occidental Petroleum Corp.	13,284,044
77,700	Transocean Inc.*	5,414,913
		66,428,317

8

DAVIS VALUE PORTFOLIO

SCHEDULE OF INVESTMENTS – (Continued)

DECEMBER 31, 2005

Value
Shares	Security	(Note 1)
COMMON STOCK – (Continued)

FOOD & STAPLES RETAILING – (6.11%)
529,100	Costco Wholesale Corp.	$26,140,185
251,400	Wal-Mart Stores, Inc.	11,765,520
		37,905,705
FOOD, BEVERAGE, & TOBACCO – (7.54%)
413,100	Altria Group, Inc.	30,866,832
120,000	Diageo PLC, ADR	6,996,000
145,940	Heineken Holding NV	4,288,359
83,400	Hershey Co.	4,607,850
		46,759,041
HEALTH CARE EQUIPMENT & SERVICES – (4.27%)
105,200	Cardinal Health, Inc.	7,232,500
145,200	Caremark Rx, Inc.*	7,519,908
232,200	HCA, Inc.	11,726,100
		26,478,508
HOUSEHOLD & PERSONAL PRODUCTS – (0.89%)
193,500	Avon Products, Inc.	5,524,425
INSURANCE BROKERS – (1.54%)
135,100	Aon Corp.	4,856,845
147,500	Marsh & McLennan Cos, Inc.	4,684,600
		9,541,445
INTERNET RETAIL – (0.40%)
47,550	Expedia, Inc.*	1,139,060
47,550	IAC/InterActiveCorp*	1,345,903
		2,484,963
LIFE & HEALTH INSURANCE – (0.17%)
26,100	Sun Life Financial Inc.	1,047,393
MATERIALS – (3.68%)
60,600	Martin Marietta Materials, Inc.	4,649,232
252,700	Sealed Air Corp.*	14,194,159
58,800	Vulcan Materials Co.	3,983,700
		22,827,091
MEDIA – (4.54%)
647,221	Comcast Corp., Special Class A*	16,607,691
31,600	Gannett Co., Inc.	1,914,012
84,700	Lagardere S.C.A.	6,517,961
23,500	NTL Inc.*	1,598,353
28,500	WPP Group PLC, ADR	1,538,002
		28,176,019

9

DAVIS VALUE PORTFOLIO

SCHEDULE OF INVESTMENTS – (Continued)

DECEMBER 31, 2005

Value
Shares	Security	(Note 1)
COMMON STOCK – (Continued)

MULTI-LINE INSURANCE – (7.67%)
519,337	American International Group, Inc.	$35,434,364
128,300	Loews Corp.	12,169,255
		47,603,619
PROPERTY & CASUALTY INSURANCE – (6.98%)
244	Berkshire Hathaway Inc., Class A*	21,623,280
42	Berkshire Hathaway Inc., Class B*	123,291
20,400	Chubb Corp.	1,992,060
1,500	Markel Corp.*	475,575
163,300	Progressive Corp. (Ohio)	19,070,174
		43,284,380
REAL ESTATE – (1.86%)
233,300	Centerpoint Properties Trust	11,543,684
REINSURANCE – (1.21%)
111,937	Transatlantic Holdings, Inc.	7,522,166
SOFTWARE & SERVICES – (3.13%)
270,826	Iron Mountain Inc.*	11,434,274
305,500	Microsoft Corp.	7,978,132
		19,412,406
TECHNOLOGY HARDWARE & EQUIPMENT – (2.42%)
190,200	Dell Inc.*	5,695,539
123,800	Hewlett-Packard Co.	3,544,394
93,400	Lexmark International, Inc., Class A*	4,187,122
87,000	Nokia Oyj, ADR	1,592,100
		15,019,155
TELECOMMUNICATION SERVICES – (0.74%)
102,900	SK Telecom Co., Ltd., ADR	2,087,841
104,600	Telewest Global, Inc.*	2,488,957
		4,576,798
THRIFT & MORTGAGE FINANCE – (3.48%)
327,300	Golden West Financial Corp.	21,601,800
TRANSPORTATION – (1.64%)
1,196,000	China Merchants Holdings International Co., Ltd	2,591,399
1,038,000	Cosco Pacific Ltd.	1,887,601
7,300	Kuehne & Nagel International AG, Registered	2,058,255
48,400	United Parcel Service, Inc., Class B	3,637,260
		10,174,515

Total Common Stock – (identified cost $442,543,554)	612,630,244

10

DAVIS VALUE PORTFOLIO

SCHEDULE OF INVESTMENTS – (Continued)

DECEMBER 31, 2005

Value
Principal	Security	(Note 1)
CONVERTIBLE BONDS – (0.27%)

TELECOMMUNICATION SERVICES – (0.27%)
$1,600,000	Level 3 Communications, Inc., Conv. Sr. Notes, 10.00%, 05/01/11 (b)
	(identified cost $1,600,000)	$1,685,120

SHORT TERM INVESTMENTS – (0.58%)

1,478,000	Banc of America Securities LLC Joint Repurchase Agreement, 4.28%,
	01/03/06, dated 12/30/05, repurchase value of $1,478,703
	(collateralized by: U.S. Government agency mortgages in a pooled
	cash account, 4.21%-6.50%, 05/01/15-09/01/44, total market
	value $1,507,560)	1,478,000
2,077,000	Nomura Securities International, Inc. Joint Repurchase Agreement, 4.28%,
	01/03/06, dated 12/30/05, repurchase value of $2,077,988
	(collateralized by: U.S. Government agency obligations in a pooled cash
	account, 0%-6.625%, 1/30/06-12/20/27, total market value $2,118,540)	2,077,000

Total Short Term Investments – (identified cost $3,555,000)	3,555,000

Total Investments – (99.60%) – (identified cost $447,698,554) – (a)	617,870,364
Other Assets Less Liabilities – (0.40%)	2,498,492
Net Assets – (100.00%)	$620,368,856

*Non-Income Producing Security.

(c)   Aggregate cost for Federal Income Tax purposes is $449,167,304. At December 31, 2005 unrealized appreciation (depreciation) of securities for Federal Income Tax purposes is as follows:

Unrealized appreciation	$177,198,239
Unrealized depreciation	(8,495,179)
Net unrealized appreciation	$168,703,060

(d)	Illiquid Security – See Note 6 of the Notes to Financial Statements.

See Notes to Financial Statements

11

DAVIS VALUE PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

At December 31, 2005

ASSETS:
Investments in securities, at value (see accompanying Schedule of Investments) (identified cost $447,698,554)	$617,870,364
Cash	285,299
Receivables:
Dividends and interest	952,192
Capital stock sold	2,041,574
Total assets	621,149,429
LIABILITIES:
Payables:
Capital stock reacquired	341,871
Accrued expenses	27,254
Accrued management fees	411,448
Total liabilities	780,573
NET ASSETS	$620,368,856

SHARES OUTSTANDING (NOTE 4)	48,571,198

NET ASSET VALUE, offering, and redemption price per share (Net Assets ÷ Shares Outstanding)	$12.77

NET ASSETS CONSIST OF:
Par value of shares of capital stock	$48,571
Additional paid-in capital	473,461,045
Overdistributed net investment income	(10,581)
Accumulated net realized loss from investments and foreign currency transactions	(23,300,780)
Net unrealized appreciation on investments and foreign currency transactions	170,170,601
Net Assets	$620,368,856

See Notes to Financial Statements

12

DAVIS VALUE PORTFOLIO

STATEMENT OF OPERATIONS

For the year ended December 31, 2005

Investment Income:
Income:
Dividends (Net of foreign withholding taxes of $269,007)		$10,650,701
Interest		340,552
Total income		10,991,253

Expenses:
Management fees (Note 2)	$4,893,824
Custodian fees	184,975
Transfer agent fees	12,716
Audit fees	15,600
Accounting fees (Note 2)	6,000
Legal fees	12,849
Reports to shareholders	62,831
Directors’ fees and expenses	87,736
Registration and filing fees	18,575
Miscellaneous	14,661
Total expenses		5,309,767
Expenses paid indirectly (Note 5)		(1,840)
Net expenses		5,307,927
Net investment income		5,683,326

Realized and Unrealized Gain (Loss) on Investments:
Net realized gain (loss) from:
Investment transactions		13,770,062
Foreign currency transactions		(36,031)
Net increase in unrealized appreciation of investments and foreign currency transactions		38,361,868
Net realized and unrealized gain on investments and foreign currency transactions		52,095,899
Net increase in net assets resulting from operations		$57,779,225

See Notes to Financial Statements

13

DAVIS VALUE PORTFOLIO

STATEMENTS OF CHANGES IN NET ASSETS

	Year ended December 31, 2005	Year ended December 31, 2004
Operations:
Net investment income	$5,683,326	$5,306,186
Net realized gain (loss) from investments and foreign currency transactions	13,734,031	(3,112,993)
Net increase in unrealized appreciation of investments and foreign currency transactions	38,361,868	69,125,469
Net increase in net assets resulting from operations	57,779,225	71,318,662

Dividends and Distributions to Shareholders From:
Net investment income	(5,657,876)	(5,273,618)
Return of capital	–	(115,109)
Distributions in excess of net investment income	(262,594)	–

Capital Share Transactions (NOTE 4)	(116,212,836)	133,790,608

Total increase (decrease) in net assets	(64,354,081)	199,720,543

Net Assets:
Beginning of year	684,722,937	485,002,394
End of year*	$620,368,856	$684,722,937

*Including overdistributed net investment income of	$(10,581)	$–

See Notes to Financial Statements

14

DAVIS VALUE PORTFOLIO

NOTES TO FINANCIAL STATEMENTS

December 31, 2005

NOTE 1 - SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

The Fund is a separate series of Davis Variable Account Fund, Inc., which is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company. Shares of the Fund may only be purchased by insurance companies for the purpose of funding variable annuity or variable life insurance contracts. The following is a summary of significant accounting policies followed by the Fund in the preparation of financial statements.

A. VALUATION OF SECURITIES - Portfolio securities listed on national securities exchanges are valued at the last reported sales price on the day of valuation. Securities traded in the over the counter market and listed securities for which no sale was reported on that date are stated at the average of closing bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by a significant event occurring after the close of their primary markets, are valued at fair value as determined in good faith by the Board of Directors. Short-term obligations are valued at amortized cost, which approximates fair value. These valuation procedures are reviewed and subject to approval by the Board of Directors.

B. MASTER REPURCHASE AGREEMENTS - The Fund, along with other affiliated funds, may transfer uninvested cash balances into one or more master repurchase agreement accounts. These balances are invested in one or more repurchase agreements, secured by U.S. government securities. Securities pledged as collateral for repurchase agreements are held by a custodian bank until the agreements mature. Each agreement requires that the market value of the collateral be sufficient to cover payments of interest and principal; however, in the event of default by the other party to the agreement, retention of the collateral may be subject to legal proceedings.

C.    CURRENCY TRANSLATION - The market values of all assets and liabilities denominated in foreign currencies are recorded in the financial statements after translation to the U.S. dollar based upon the mean between the bid and offered quotations of the currencies against U.S. dollars on the date of valuation. The cost basis of such assets and liabilities is determined based upon historical exchange rates. Income and expenses are translated at average exchange rates in effect as accrued or incurred.

D.    FOREIGN CURRENCY - The Fund may enter into forward purchases or sales of foreign currencies to hedge certain foreign currency denominated assets and liabilities against declines in market value relative to the U.S. dollar. Forward currency contracts are marked-to-market daily and the change in market value is recorded by the Fund as an unrealized gain or loss. When the forward currency contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the forward currency contract at the time it was opened and value at the time it was closed. Investments in forward currency contracts may expose the Fund to risks resulting from unanticipated movements in foreign currency exchange rates or failure of the counter-party to the agreement to perform in accordance with the terms of the contract.

15

DAVIS VALUE PORTFOLIO

NOTES TO FINANCIAL STATEMENTS - (Continued)

December 31, 2005

NOTE 1 - SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - (Continued)

Reported net realized foreign exchange gains or losses arise from the sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund’s books, and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments in securities at fiscal year end, resulting from changes in the exchange rate. The Fund includes foreign currency gains and losses realized on the sale of investments together with market gains and losses on such investments in the statement of operations.

E.     FEDERAL INCOME TAXES - It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income, including any net realized gains on investments not offset by loss carryovers, to shareholders. Therefore, no provision for federal income or excise tax is required. At December 31, 2005, the Fund had $11,000 of post October 2005 foreign currency losses which were deferred. At December 31, 2005, the Fund had available for federal income tax purposes unused capital loss carryforwards of $13,524,000, $4,776,000, and $3,532,000, which expire in 2010, 2011, and 2012, respectively.

F.     USE OF ESTIMATES IN FINANCIAL STATEMENTS - In preparing financial statements in conformity with accounting principles generally accepted in the United States of America, management makes estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, as well as the reported amounts of income and expenses during the reporting period. Actual results may differ from these estimates.

G.    INDEMNIFICATION - Under the Fund’s organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, some of the Fund’s contracts with its service providers contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Fund cannot be determined and the Fund has no historical basis for predicting the likelihood of any such claims.

H.    SECURITIES TRANSACTIONS AND RELATED INVESTMENT INCOME - Securities transactions are accounted for on the trade date (date the order to buy or sell is executed) with realized gain or loss on the sale of securities being determined based upon identified cost. Dividend income is recorded on the ex-dividend date. Interest income, which includes accretion of discount and amortization of premium, is accrued as earned.

16

DAVIS VALUE PORTFOLIO

NOTES TO FINANCIAL STATEMENTS - (Continued)

December 31, 2005

NOTE 1 - SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - (Continued)

I.      DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS - Dividends and distributions to shareholders are recorded on the ex-dividend date. Net investment income (loss), net realized gains (losses), and net unrealized appreciation (depreciation) of investments may differ for financial statement and tax purposes primarily because of the recognition of certain foreign currency gains (losses) as ordinary income (loss) for tax purposes and the tax deferral of losses on “wash sale” transactions. The character of dividends and distributions made during the fiscal year from net investment income and net realized securities gains may differ from their ultimate characterization for federal income tax purposes. Also, due to the timing of dividends and distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which income or realized gain was recorded by the Fund. The Fund adjusts the classification of distributions to shareholders to reflect the differences between financial statement amounts and distributions determined in accordance with income tax regulations. Accordingly, during the year ended December 31, 2005, amounts have been reclassified to reflect a decrease in overdistributed net investment income of $226,563, a decrease in accumulated net realized loss of $36,031, and a decrease in paid in capital of $262,594.

The tax character of distributions paid during the years ended December 31, 2005 and 2004, was as follows:

	2005	2004
Ordinary income	$5,920,470	$5,273,618
Return of capital	–	115,109
Total	$5,920,470	$5,388,727

As of December 31, 2005 the components of distributable earnings (accumulated losses) on a tax basis were as follows:

Undistributed net investment income	$–
Accumulated net realized loss from investments and foreign currency transactions	(21,842,610)
Net unrealized appreciation on investments	168,701,850
Total	$146,859,240

NOTE 2 - INVESTMENT ADVISORY FEES

Advisory fees are paid monthly to Davis Advisors, the Fund’s investment adviser (the “Adviser”) at an annual rate of 0.75% of the Fund’s average annual net assets.

State Street Bank and Trust Company (“State Street Bank”) is the Fund’s primary transfer agent. The Adviser is also paid for certain transfer agent services. The fee paid to the Adviser for the year ended December 31, 2005 was $49. State Street Bank is the Fund’s primary accounting provider. Fees for such services are included in the custodian fee as State Street Bank also serves as the Fund’s custodian. The Adviser is also paid for certain accounting services. The fee for the year ended December 31, 2005 amounted to $6,000. Certain directors and officers of the Fund are also directors and officers of the general partner of the Adviser.

Davis Selected Advisers – NY, Inc. (“DSA-NY”), a wholly-owned subsidiary of the Adviser, acts as sub-adviser to the Fund. The Fund pays no fees directly to DSA-NY.

17

DAVIS VALUE PORTFOLIO

NOTES TO FINANCIAL STATEMENTS - (Continued)

December 31, 2005

NOTE 3 - PURCHASES AND SALES OF SECURITIES

Purchases and sales of investment securities (excluding short-term securities) during the year ended December 31, 2005 were $89,096,957 and $198,538,644, respectively.

NOTE 4 - CAPITAL STOCK

At December 31, 2005, there were 500 million shares of capital stock ($0.001 par value per share) authorized. Transactions in capital stock were as follows:

	Year ended December 31,
	2005	2004
Shares sold	4,065,366	16,736,008
Shares issued in reinvestment of distributions	461,408	456,672
	4,526,774	17,192,680
Shares redeemed	(14,059,706)	(4,984,466)
Net increase (decrease)	(9,532,932)	12,208,214

Proceeds from shares sold	$48,943,534	$182,733,878
Proceeds from shares issued in reinvestment of distributions	5,919,855	5,388,727
	54,863,389	188,122,605
Cost of shares redeemed	(171,076,225)	(54,331,997)
Net increase (decrease)	$(116,212,836)	$133,790,608

NOTE 5 - EXPENSES PAID INDIRECTLY

Under an agreement with the custodian bank, the Fund’s custodian fee is reduced for earnings on cash balances maintained at the custodian by the Fund. Such reductions amounted to $1,840 during the year ended December 31, 2005.

NOTE 6 - ILLIQUID SECURITIES

Securities may be considered illiquid if they lack a readily available market or if valuation has not changed for a certain period of time. The aggregate value of illiquid securities in Davis Value Portfolio amounted to $1,685,120 or 0.27% of the Fund’s net assets, as of December 31, 2005.

Security	Acquisition Date	Principal	Units	Cost per Unit	Valuation per Unit as of December 31, 2005
Level 3 Communications, Inc., Conv. Sr. Notes, 10.00%, 05/01/11	4/4/05	$1,600,000	16,000	$100.00	$105.32

18

DAVIS VALUE PORTFOLIO

FINANCIAL HIGHLIGHTS

The following financial information represents selected data for each share of capital stock outstanding throughout each period:

	Year ended December 31,
	2005	2004	2003	2002	2001

Net Asset Value, Beginning of Period	$11.78	$10.57	$8.20	$9.87	$11.06

Income (Loss) From Investment Operations:
Net Investment Income	0.12	0.09	0.07	0.06	0.04
Net Realized and Unrealized Gains (Losses)	0.99	1.21	2.37	(1.66)	(1.19)
Total From Investment Operations	1.11	1.30	2.44	(1.60)	(1.15)

Dividends and Distributions:
Dividends from Net Investment Income	(0.11)	(0.09)	(0.07)	(0.06)	(0.04)
Return of Capital	–	– [3]	–	(0.01)	– [3]
Distributions in Excess of Net Investment Income	(0.01)	–	–	–	–
Total Dividends and Distributions	(0.12)	(0.09)	(0.07)	(0.07)	(0.04)

Net Asset Value, End of Period	$12.77	$11.78	$10.57	$8.20	$9.87

Total Return[1]	9.44%	12.33%	29.76%	(16.26)%	(10.39)%

Ratios/Supplemental Data:
Net Assets, End of Period (000 omitted)	$620,369	$684,723	$485,002	$283,039	$278,958
Ratio of Expenses to Average Net Assets	0.81%	0.81%	0.82%	0.83%	0.87%
Ratio of Net Investment Income to Average Net Assets	0.87%	0.87%	0.90%	0.70%	0.55%
Portfolio Turnover Rate[2]	14%	4%	7%	24%	18%

1    Assumes hypothetical initial investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Total returns do not reflect charges attributable to your insurance company’s separate account. Inclusion of these charges would reduce the total returns shown.

2    The lesser of purchases or sales of portfolio securities for a period, divided by the monthly average of the market value of portfolio securities owned during the period. Securities with a maturity or expiration date at the time of acquisition of one year or less are excluded from the calculation.

[3]	Less than $0.005 per share.

See Notes to Financial Statements

19

DAVIS VALUE PORTFOLIO

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders and Board of Directors

of Davis Variable Account Fund, Inc.:

We have audited the accompanying statement of assets and liabilities of Davis Value Portfolio (a separate series of the Davis Variable Account Fund, Inc.), including the schedule of investments as of December 31, 2005 and the related statement of operations for the year then ended, the statements of changes in net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years in the five-year period then ended. These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2005, by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Davis Value Portfolio as of December 31, 2005, and the results of its operations for the year then ended, the changes in its net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years in the five-year period then ended, in conformity with U.S. generally accepted accounting principles.

KPMG LLP

Denver, Colorado

February 3, 2006

20

DAVIS VALUE PORTFOLIO

For the Year Ended December 31, 2005 (Unaudited)

Federal Income Tax Information

Income dividends paid by the Fund during the calendar year ended 2005 should be multiplied by 100% to arrive at the net amount eligible for the corporate dividend-received deduction.

Portfolio Proxy Voting Policies and Procedures

The Fund has adopted Portfolio Proxy Voting Policies and Procedures under which the Fund votes proxies relating to securities held by the Fund. A description of the Fund’s Portfolio Proxy Voting Policies and Procedures is available (i) without charge, upon request, by calling the Fund toll-free at 1-800-279-0279, (ii) on the Fund’s website at www.davisfunds.com, and (iii) on the SEC’s website at www.sec.gov.

In addition, the Fund is required to file Form N-PX, with its complete proxy voting record for the 12 months ended June 30th, no later than August 31st of each year. The Fund’s Form N-PX filing is available (i) without charge, upon request, by calling the Fund toll-free at 1-800-279-0279, (ii) on the Fund’s website at www.davisfunds.com, and (iii) on the SEC’s website at www.sec.gov.

Form N–Q

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Form N-Q is available without charge upon request by calling 1-800-279-0279 or on the Fund’s website at www.davisfunds.com or on the SEC’s website at www.sec.gov. The Fund’s Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC, and that information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

21

DAVIS VALUE PORTFOLIO

2949 East Elvira Road, Suite 101

Tucson, Arizona 85706

DIRECTORS

For the purposes of their service as directors to the Davis Funds, the business address for each of the directors is 2949 E. Elvira Road, Suite 101, Tucson, AZ 85706. Each Director serves until their retirement, resignation, death or removal. Subject to exceptions and exemptions which may be granted by the Independent Directors, Directors must retire at the close of business on the last day of the calendar year in which the Director attains age seventy-two (72), except that any person who was a Director on July 1, 1994, and at that date was seventy-three (73) years of age or less shall retire from the Board of Directors and cease being a Director at the close of business on the last day of the year in which the Director attains age seventy-four (74).

Name and Age	Position(s) Held With Fund	Term of Office and Length of Time Served	Principal Occupation(s) During Past Five Years	Number of Portfolios in Fund Complex Overseen by Director	Other Directorships Held by Director

Independent Directors

Wesley E. Bass, Jr. (born 8/21/31)	Director	director since 1990 (retired 12/31/05)	President, Bass & Associates (financial consulting); formerly First Deputy City Treasurer, City of Chicago; and Executive Vice President, Chicago Title and Trust Company (bank and trust).	12	none

Marc P. Blum (born 9/9/42)	Director	director since 1986	Chief Executive Officer, World Total Return Fund, LLLP; Of Counsel to Gordon, Feinblatt, Rothman, Hoffberger and Hollander, LLC (law firm).	12	Director, Legg Mason Trust (asset management company) and Rodney Trust Company (Delaware).

Thomas S. Gayner (born 12/16/61)	Director	director since 2004	Executive Vice President and Chief Investment Officer, Markel Corporation (insurance company).	12	none

Jerry D. Geist (born 5/23/34)	Director	director since 1986	Chairman, Santa Fe Center Enterprises (energy project development); Retired Chairman and President, Public Service Company of New Mexico.	12	Director, CH2M-Hill, Inc. (engineering); Chairman, Santa Fe Center Enterprises; Investment Committee for Microgeneration Technology Fund, UTECH Funds.

22

DAVIS VALUE PORTFOLIO

2949 East Elvira Road, Suite 101

Tucson, Arizona 85706

DIRECTORS – (Continued)

Name and Age	Position(s) Held With Fund	Term of Office and Length of Time Served	Principal Occupation(s) During Past Five Years	Number of Portfolios in Fund Complex Overseen by Director	Other Directorships Held by Director

Independent Directors - Continued

D. James Guzy (born 3/7/36)	Director	director since 1982	Chairman, PLX Technology, Inc. (semi-conductor manufacturer).	12

Director, Intel Corp. (semi-conductor manufacturer), Cirrus Logic Corp. (semi-conductor manufacturer), Alliance Technology Fund (a mutual fund), Micro Component Technology, Inc. (micro-circuit handling and testing equipment manufacturer), LogicVision, Inc. (semi-conductor software company), and Tessera Technologies, Inc. (semi-conductor packaging company.

G. Bernard Hamilton (born 3/18/37)	Director	director since 1978	Managing General Partner, Avanti Partners, L.P. (investment partnership).	12	none

Samuel H. Iapalucci (born 07/19/52)	Director	director since 2006	Executive Vice President and Chief Financial Officer, CH2M-Hill, Inc., (engineering).	12	none

Robert P. Morgenthau (born 3/22/57)	Director	director since 2002	Chairman, Northroad Capital Management, LLC (an investment management firm) since June 2002; President of Private Advisory Services of Bank of America (an investment management firm) from 2001 until 2002; prior to that a managing director and global head of marketing and distribution for Lazard Asset Management (an investment management firm) for ten years.	12	none

23

DAVIS VALUE PORTFOLIO

2949 East Elvira Road, Suite 101

Tucson, Arizona 85706

DIRECTORS – (Continued)

Name and Age	Position(s) Held With Fund	Term of Office and Length of Time Served	Principal Occupation(s) During Past Five Years	Number of Portfolios in Fund Complex Overseen by Director	Other Directorships Held by Director

Independent Directors - Continued

Theodore B. Smith, Jr. (born 12/23/32)	Director	director since 1994	Chairman, Cantrock Realty and Mayor, Incorporated Village of Mill Neck, NY.	12	none

Christian R. Sonne (born 5/6/36)	Director	director since 1990	General Partner, Tuxedo Park Associates (land holding and development firm); President and Chief Executive Officer of Mulford Securities Corporation (private investment fund) until 1990; formerly Vice President of Goldman Sachs & Co. (investment banking).	12	none

Marsha Williams (born 3/28/51)	Director	director since 1999	Executive Vice President and Chief Financial Officer, Equity Office Properties Trust (a real estate investment trust); Former Chief Administrative Officer, Crate & Barrel (home furnishings retailer); former Vice President and Treasurer, Amoco Corporation (oil & gas company).	15

Director, the Selected Funds (consisting of three portfolios) since 1996; Director, Modine Manufacturing, Inc. (heat transfer technology); Director, Chicago Bridge & Iron Company, N.V. (industrial construction and engineering).

Inside Directors*

Jeremy H. Biggs (born 8/16/35)	Director/ Chairman	director since 1994	Vice Chairman, Member of the Investment Policy Committee and Member of the International Investment Committee, all for Fiduciary Trust Company International (money management firm); Consultant to Davis Selected Advisers, L.P.	12	none

24

DAVIS VALUE PORTFOLIO

2949 East Elvira Road, Suite 101

Tucson, Arizona 85706

DIRECTORS – (Continued)

Name and Age	Position(s) Held With Fund	Term of Office and Length of Time Served	Principal Occupation(s) During Past Five Years	Number of Portfolios in Fund Complex Overseen by Director	Other Directorships Held by Director

Inside Directors* - Continued

Andrew A. Davis (born 6/25/63)	Director	director since 1997	President or Vice President of each Davis Fund and Selected Fund; President, Davis Selected Advisers, L.P., and also serves as an executive officer in certain companies affiliated with the Adviser.	15	Director, the Selected Funds (consisting of three portfolios) since 1998.

Christopher C. Davis (born 7/13/65)	Director	director since 1997	Chief Executive Officer, President or Vice President of each Davis Fund and Selected Fund; Chairman and Chief Executive Officer, Davis Selected Advisers, L.P., and also serves as an executive officer in certain companies affiliated with the Adviser, including sole member of the Adviser’s general partner, Davis Investments, LLC; Employee of Shelby Cullom Davis & Co. (registered broker/dealer).	15	Director, the Selected Funds (consisting of three portfolios) since 1998; Director, Washington Post Co. (newspaper publisher).

*       Jeremy H. Biggs, Andrew A. Davis, and Christopher C. Davis own partnership units (directly, indirectly or both) of the Adviser and are considered to be “interested persons” of the Funds as defined in the Investment Company Act of 1940. Andrew A. Davis and Christopher C. Davis are brothers.

25

DAVIS VALUE PORTFOLIO

2949 East Elvira Road, Tucson, Arizona 85706

Directors	Officers
Jeremy H. Biggs	Jeremy H. Biggs
Marc P. Blum	Chairman
Andrew A. Davis	Christopher C. Davis
Christopher C. Davis	President
Thomas S. Gayner	Andrew A. Davis
Jerry D. Geist	Vice President
D. James Guzy	Kenneth C. Eich
G. Bernard Hamilton	Executive Vice President &
Samuel H. Iapalucci	Principal Executive Officer
Robert P. Morgenthau	Sharra L. Reed
Theodore B. Smith, Jr.	Vice President & Chief
Christian R. Sonne	Compliance Officer
Marsha Williams	Douglas A. Haines
Vice President &
Principal Accounting Officer
Thomas D. Tays
Vice President & Secretary

Investment Adviser

Davis Selected Advisers, L.P. (doing business as "Davis Advisors")

2949 East Elvira Road, Suite 101

Tucson, Arizona 85706

(800) 279-0279

Distributor

Davis Distributors, LLC

2949 East Elvira Road, Suite 101

Tucson, Arizona 85706

Transfer Agent & Custodian

State Street Bank and Trust Company

c/o The Davis Funds

P. O. Box 8406

Boston, Massachusetts 02266-8406

Counsel

Seyfarth Shaw LLP

55 East Monroe Street, Suite 4200

Chicago, Illinois 60603-5803

Independent Registered Public Accounting Firm

KPMG LLP

707 Seventeenth Street

Suite 2700

Denver, Colorado 80202

For more information about Davis Value Portfolio including management fee, charges, and expenses, see the current prospectus, which must precede or accompany this report. The Fund’s Statement of Additional Information contains additional information about the Fund’s Directors and is available without charge upon request by calling 1-800-279-0279. Quarterly Fact sheets are available on the Fund’s website at www.davisfunds.com.

26

DAVIS FINANCIAL PORTFOLIO

2949 East Elvira Road, Suite 101

Tucson, Arizona 85706

Management’s Discussion and Analysis

Market Environment

During the year ended December 31, 2005, the stock market, as measured by the Standard & Poor’s 500® Index1, increased by 4.91%. U.S. economic activity, as measured by the inflation-adjusted gross domestic product (“GDP”), increased between 3.3% and 4.1% over each of the first three calendar quarters of the year, and increased by only 1.1% in the fourth quarter. Interest rates, as measured by the 10-year Treasury bond, began 2005 at about 4.2%, ranged as low as 4.0% and ended 2005 at about 4.4%.

Davis Financial Portfolio

Performance Overview

Davis Financial Portfolio returned 8.38% for the year ended December 31, 20052, compared to its benchmark, the Standard & Poor’s 500® Index1, which returned 4.91%.

Financial service companies as a whole turned in a stronger performance than the S&P 500® Index. The specific financial service companies which the Portfolio owned out-performed the majority of financial service companies in the Index.

The Portfolio’s largest holdings were in insurance companies. Over the year insurance companies made important contributions3 to the Portfolio’s performance. Progressive4, Loews, Transatlantic Holdings, and American International Group were among the top contributors to performance. Markel, Cincinnati Financial, and FPIC Insurance Group were among the top detractors from performance. The Portfolio no longer owns Cincinnati Financial.

The Portfolio’s diversified financial holdings out-performed the S&P 500® Index and were the most important contributors to performance. Moody’s, American Express, First Marblehead (initially purchased in September 2005), and Ameriprise Financial were among the top contributors to performance. Citigroup was among the top detractors from performance. The Portfolio no longer owns Citigroup.

The Portfolio’s bank holdings out-performed the S&P 500® Index. Commerce Bancorp was among the top contributors to performance. Fifth Third Bancorp was among the top detractors from performance. The Portfolio no longer owns Fifth Third Bancorp.

Among the Portfolio’s non-financial holdings, Altria Group, a food, beverage, and tobacco company, was among the top contributors to performance, while Tyco International, a capital goods company, was among the top detractors from performance.

______________________________

This Annual Report is authorized for use by existing shareholders. Prospective shareholders must receive a current Davis Variable Account Funds (including Davis Financial Portfolio) prospectus, which contains more information about investment strategies, risks, charges, and expenses. Please read the prospectus carefully before investing or sending money.

2

DAVIS FINANCIAL PORTFOLIO

2949 East Elvira Road, Suite 101

Tucson, Arizona 85706

Management’s Discussion and Analysis – Continued

Davis Financial Portfolio’s investment objective is long-term growth of capital. There can be no assurance that the Portfolio will achieve its objective. The primary risks of an investment in Davis Financial Portfolio are: (1) market risk, (2) company risk, (3) concentrated financial services portfolio risk, (4) foreign country risk, (5) headline risk, and (6) selection risk. See the prospectus for a full description of each risk.

Davis Financial Portfolio concentrates its investments in the financial sector, and it may be subject to greater risks than a portfolio that does not concentrate its investments in a particular sector. The Portfolio’s investment performance, both good and bad, is expected to reflect the economic performance of the financial sector more than a portfolio that does not concentrate its portfolio.

1      The S&P 500® Index is an unmanaged index of 500 selected common stocks, most of which are listed on the New York Stock Exchange. The Index is adjusted for dividends, weighted towards stocks with large market capitalizations, and represents approximately two-thirds of the total market value of all domestic common stocks. Investments cannot be made directly in the Index.

2      Total return assumes reinvestment of dividends and capital gain distributions. Past performance is not a guarantee of future results. Investment return and principal value will vary, so that when redeemed, an investor’s shares may be worth more or less than when purchased. The following table lists the average annual total returns for the periods ended December 31, 2005.

Portfolio name	1-YeAr	5-year	Inception (July 1, 1999)
Davis Financial Portfolio	8.38%	3.32%	5.67%

Performance numbers are net of all portfolio operating expenses, but do not include any insurance charges imposed by your insurance company’s separate account. If performance information included the effect of these additional charges, the total return would be lower.

Portfolio performance changes over time and current performance may be higher or lower than stated. For more current information please call Davis Funds Shareholder Services at 1-800-279-0279.

3      A company’s or sector’s contribution to the Portfolio’s performance is a product both of its appreciation or depreciation and its weighting within the portfolio. For example, a 5% holding that rises 20% has twice as much impact as a 1% holding that rises 50%.

4      This Management Discussion & Analysis discusses a number of individual companies. The information provided in this report does not provide information reasonably sufficient upon which to base an investment decision and should not be considered a recommendation to purchase or sell any particular security. The schedule of investments lists the Portfolio’s holdings of each company discussed.

Shares of Davis Financial Portfolio are not deposits or obligations of any bank, are not guaranteed by any bank, are not insured by the FDIC or any other agency, and involve investment risks, including possible loss of the principal amount invested.

3

DAVIS FINANCIAL PORTFOLIO

FUND OVERVIEW

At December 31, 2005

Top 10 Holdings	Sector	% of Fund Net Assets
Transatlantic Holdings, Inc.	Reinsurance	9.39%
American Express Co.	Consumer Finance	9.24%
Moody’s Corp.	Diversified Financial Services	6.54%
American International Group, Inc.	Multi-Line Insurance	5.52%
Commerce Bancorp, Inc.	Commercial Banks	4.99%
Wells Fargo & Co.	Commerical Banks	4.83%
Golden West Financial Corp.	Thrift & Mortgage Finance	4.81%
Loews Corp.	Multi-Line Insurance	4.72%
Tyco International Ltd.	Capital Goods	4.42%
Berkshire Hathaway Inc., Class B	Property & Casualty Insurance	4.27%

4

DAVIS FINANCIAL PORTFOLIO

PORTFOLIO ACTIVITY

January 1, 2005 through December 31, 2005

New Positions Added (01/01/05 - 12/31/05)

(Highlighted positions are those greater than 3.00% of 12/31/05 total net assets)

			% of 12/31/05
		Date of 1st	Fund
Security	Sector	Purchase	Net Assets
First Marblehead Corp.	Consumer Finance	09/16/05	3.02%
ICICI Bank Ltd., ADR	Commercial Banks	12/06/05	0.24%

Positions Closed (01/01/05 - 12/31/05)

(Gains and losses greater than $550,000 are highlighted)

		Date of	Realized
Security	Sector	Final Sale	Gain (Loss)
Cincinnati Financial Corp.	Property & Casualty Insurance	10/25/05	$459,262
Citigroup Inc.	Diversified Financial Services	10/04/05	125,486
Fifth Third Bancorp	Commercial Banks	03/17/05	(1,013,999)
Julius Baer Holding, Ltd., AG	Capital Markets	01/24/05	598,007
Providian Financial Corp.	Consumer Finance	06/24/05	(395,997)

5

DAVIS FINANCIAL PORTFOLIO

FUND PERFORMANCE

Average Annual Total Return		Expense Example
for the Periods ended December 31, 2005			Beginning	Ending	Expenses Paid
			Account Value	Account Value	During Period*
One Year	8.38%		(07/01/05)	(12/31/05)	(07/01/05-12/31/05)
Five Year	3.32%	Actual	$1,000.00	$1,113.34	$4.47
Life of Class (July 1, 1999 through		Hypothetical (5% return
December 31, 2005)	5.67%	before expenses)	$1,000.00	$1,020.97	$4.28

*Expenses are equal to the Fund’s annualized expense ratio (0.84%), multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period). See Notes to Performance on page 7 for a description of the “Expense Example”.

$10,000 invested at commencement of operations. Let’s say you invested $10,000 in Davis Financial Portfolio on July 1, 1999 (commencement of operations). As the chart below shows, by December 31, 2005 the value of your investment would have grown to $14,317 – a 43.17% increase on your initial investment. For comparison, look at how the Standard & Poor’s 500® Stock Index did over the same period. With dividends reinvested, the same $10,000 invested would have been $9,999 – a 0.01% decrease.

The Standard & Poor’s 500® Stock Index is an unmanaged index of 500 selected common stocks, most of which are listed on the New York Stock Exchange. The Index is adjusted for dividends, weighted towards stocks with large market capitalizations, and represents approximately two-thirds of the total market value of all domestic common stocks.

The performance data for Davis Financial Portfolio contained in this report represents past performance and assumes that all distributions were reinvested, and should not be considered as an indication of future performance from an investment in the Fund today. The investment return and principal value will fluctuate so that shares may be worth more or less than their original cost when redeemed.

6

DAVIS FINANCIAL PORTFOLIO

NOTES TO PERFORMANCE

The following disclosure provides important information regarding the Fund’s Expense Example, which appears in the Fund’s Performance section in this Annual Report. Please refer to this information when reviewing the Expense Example for the Fund.

Example

As a shareholder of the Fund, you incur ongoing costs only, including advisory and administrative fees and other Fund expenses. The Expense Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Expense Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period indicated, which for the Fund is from 07/01/05 to 12/31/05. Please note that the Expense Example is general and does not reflect charges imposed by your insurance company’s separate account or account specific costs, which may increase your total costs of investing in the Fund. If these charges or account specific costs were included in the Expense Example, the expenses would have been higher.

Actual Expenses

The information represented in the row entitled “Actual” provides information about actual account values and actual expenses. You may use the information in this row, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then, multiply the result by the number under the heading “Expenses Paid During Period” to estimate the expenses you paid for on your account during this period.

Hypothetical Example for Comparison Purposes

The information represented in the row entitled “Hypothetical” provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the information in the row entitled “Hypothetical” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

7

DAVIS FINANCIAL PORTFOLIO

SCHEDULE OF INVESTMENTS

December 31, 2005

Value
Shares	Security	(Note 1)
COMMON STOCK – (91.51%)

CAPITAL GOODS – (4.42%)
190,000	Tyco International Ltd.	$5,483,400
CAPITAL MARKETS – (2.85%)
86,360	Ameriprise Financial, Inc.	3,540,760
COMMERCIAL BANKS – (10.05%)
179,900	Commerce Bancorp, Inc.	6,190,359
10,300	ICICI Bank Ltd., ADR	296,640
95,300	Wells Fargo & Co.	5,987,699
		12,474,698
COMMERCIAL SERVICES & SUPPLIES – (2.37%)
44,000	D&B Corp.*	2,946,240
CONSUMER FINANCE – (12.27%)
222,800	American Express Co.	11,465,288
114,200	First Marblehead Corp.	3,752,612
		15,217,900
CONSUMER SERVICES – (2.38%)
120,200	H&R Block, Inc.	2,950,910
DIVERSIFIED FINANCIAL SERVICES – (10.76%)
132,048	JPMorgan Chase & Co.	5,240,985
132,000	Moody’s Corp.	8,107,440
		13,348,425
FOOD, BEVERAGE, & TOBACCO – (2.82%)
46,800	Altria Group, Inc.	3,496,896
LIFE & HEALTH INSURANCE – (0.93%)
32,600	China Life Insurance Co., Ltd., ADR*	1,150,128
MATERIALS – (1.96%)
43,200	Sealed Air Corp.*	2,426,544
MULTI-LINE INSURANCE – (10.25%)
100,387	American International Group, Inc.	6,849,405
61,800	Loews Corp.	5,861,730
		12,711,135
PROPERTY & CASUALTY INSURANCE – (13.70%)
7	Berkshire Hathaway Inc., Class A*	620,340
1,805	Berkshire Hathaway Inc., Class B*	5,298,578
50,100	FPIC Insurance Group, Inc.*	1,738,721
13,600	Markel Corp.*	4,311,880
43,100	Progressive Corp. (Ohio)	5,033,218
		17,002,737

8

DAVIS FINANCIAL PORTFOLIO

SCHEDULE OF INVESTMENTS – (Continued)

December 31, 2005

Value
Shares/Principal	Security	(Note 1)
COMMON STOCK – (Continued)

REINSURANCE – (11.94%)
31,500	Everest Re Group, Ltd.	$3,161,025
173,437	Transatlantic Holdings, Inc.	11,654,966
		14,815,991
THRIFT & MORTGAGE FINANCE – (4.81%)
90,400	Golden West Financial Corp.	5,966,400

Total Common Stock – (identified cost $84,678,713)	113,532,164

SHORT TERM INVESTMENTS – (8.48%)

$4,371,000	Banc of America Securities LLC Joint Repurchase Agreement, 4.28%,
	01/03/06, dated 12/30/05, repurchase value of $4,373,079
	(collateralized by: U.S. Government agency mortgages in a pooled
	cash account, 4.21%-6.50%, 05/01/15-09/01/44, total market
	value $4,458,420)	4,371,000
6,145,000	Nomura Securities International, Inc. Joint Repurchase Agreement, 4.28%,
	01/03/06, dated 12/30/05, repurchase value of $6,147,922
	(collateralized by: U.S. Government agency obligations in a pooled cash
	account, 0%-6.625%, 1/30/06-12/20/27, total market value $6,267,900)	6,145,000

Total Short Term Investments – (identified cost $10,516,000)	10,516,000

Total Investments – (99.99%) – (identified cost $95,194,713) – (a)	124,048,164
Other Assets Less Liabilities – (0.01%)	11,728
Net Assets – (100.00%)	$124,059,892

*Non-Income Producing Security.

(a)   Aggregate cost for Federal Income Tax purposes is $95,520,841. At December 31, 2005 unrealized appreciation (depreciation) of securities for Federal Income Tax purposes is as follows:

Unrealized appreciation	$28,527,323
Unrealized depreciation	–
Net unrealized appreciation	$28,527,323

See Notes to Financial Statements

9

DAVIS FINANCIAL PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

At December 31, 2005

ASSETS:
Investments in securities, at value (see accompanying Schedule of Investments) (identified cost $95,194,713)	$124,048,164
Cash	3,534
Receivables:
Dividends and interest	75,258
Capital stock sold	30,214
Total assets	124,157,170
LIABILITIES:
Payables:
Capital stock reacquired	1,166
Accrued expenses	14,422
Accrued management fees	81,690
Total liabilities	97,278
NET ASSETS	$124,059,892

SHARES OUTSTANDING (NOTE 4)	8,973,123

NET ASSET VALUE, offering, and redemption price per share (Net Assets ÷ Shares Outstanding)	$13.83

NET ASSETS CONSIST OF:
Par value of shares of capital stock	$8,973
Additional paid-in capital	97,815,457
Undistributed net investment income	1,775
Accumulated net realized loss from investments and foreign currency transactions	(2,619,764)
Net unrealized appreciation on investments and foreign currency transactions	28,853,451
Net Assets	$124,059,892

See Notes to Financial Statements

10

DAVIS FINANCIAL PORTFOLIO

STATEMENT OF OPERATIONS

For the year ended December 31, 2005

Investment Income:
Income:
Dividends		$1,259,042
Interest		268,795
Total income		1,527,837

Expenses:
Management fees (Note 2)	$839,332
Custodian fees	37,925
Transfer agent fees	7,551
Audit fees	12,000
Accounting fees (Note 2)	6,000
Legal fees	2,180
Reports to shareholders	15,736
Directors’ fees and expenses	15,241
Registration and filing fees	3,865
Miscellaneous	7,340
Total expenses		947,170
Expenses paid indirectly (Note 5)		(106)
Net expenses		947,064
Net investment income		580,773

Realized and Unrealized Gain (Loss) on Investments:
Net realized loss from:
Investment transactions		(236,518)
Foreign currency transactions		(905)
Net increase in unrealized appreciation of investments and foreign currency transactions		8,785,860
Net realized and unrealized gain on investments and foreign currency transactions		8,548,437
Net increase in net assets resulting from operations		$9,129,210

See Notes to Financial Statements

11

DAVIS FINANCIAL PORTFOLIO

STATEMENTS OF CHANGES IN NET ASSETS

	Year ended December 31, 2005	Year ended December 31, 2004
Operations:
Net investment income	$580,773	$358,935
Net realized loss from investments and foreign currency transactions	(237,423)	(1,009,400)
Net increase in unrealized appreciation of investments and foreign currency transactions	8,785,860	9,637,834
Net increase in net assets resulting from operations	9,129,210	8,987,369

Dividends and Distributions to Shareholders From:
Net investment income	(575,947)	(364,973)

Capital Share Transactions (NOTE 4)	6,232,880	29,472,122

Total increase in net assets	14,786,143	38,094,518

Net Assets:
Beginning of year	109,273,749	71,179,231
End of year*	$124,059,892	$109,273,749

*Including undistributed net investment income (loss) of	$1,775	$(2,146)

See Notes to Financial Statements

12

DAVIS FINANCIAL PORTFOLIO

NOTES TO FINANCIAL STATEMENTS

December 31, 2005

NOTE 1 - SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

The Fund is a separate series of Davis Variable Account Fund, Inc., which is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company. Shares of the Fund may only be purchased by insurance companies for the purpose of funding variable annuity or variable life insurance contracts. The following is a summary of significant accounting policies followed by the Fund in the preparation of financial statements.

A. VALUATION OF SECURITIES - Portfolio securities listed on national securities exchanges are valued at the last reported sales price on the day of valuation. Securities traded in the over the counter market and listed securities for which no sale was reported on that date are stated at the average of closing bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by a significant event occurring after the close of their primary markets, are valued at fair value as determined in good faith by the Board of Directors. Short-term obligations are valued at amortized cost, which approximates fair value. These valuation procedures are reviewed and subject to approval by the Board of Directors.

B. MASTER REPURCHASE AGREEMENTS - The Fund, along with other affiliated funds, may transfer uninvested cash balances into one or more master repurchase agreement accounts. These balances are invested in one or more repurchase agreements, secured by U.S. government securities. Securities pledged as collateral for repurchase agreements are held by a custodian bank until the agreements mature. Each agreement requires that the market value of the collateral be sufficient to cover payments of interest and principal; however, in the event of default by the other party to the agreement, retention of the collateral may be subject to legal proceedings.

C.    CURRENCY TRANSLATION - The market values of all assets and liabilities denominated in foreign currencies are recorded in the financial statements after translation to the U.S. dollar based upon the mean between the bid and offered quotations of the currencies against U.S. dollars on the date of valuation. The cost basis of such assets and liabilities is determined based upon historical exchange rates. Income and expenses are translated at average exchange rates in effect as accrued or incurred.

D.    FOREIGN CURRENCY - The Fund may enter into forward purchases or sales of foreign currencies to hedge certain foreign currency denominated assets and liabilities against declines in market value relative to the U.S. dollar. Forward currency contracts are marked-to-market daily and the change in market value is recorded by the Fund as an unrealized gain or loss. When the forward currency contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the forward currency contract at the time it was opened and value at the time it was closed. Investments in forward currency contracts may expose the Fund to risks resulting from unanticipated movements in foreign currency exchange rates or failure of the counter-party to the agreement to perform in accordance with the terms of the contract.

13

DAVIS FINANCIAL PORTFOLIO

NOTES TO FINANCIAL STATEMENTS - (Continued)

December 31, 2005

NOTE 1 - SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - (Continued)

Reported net realized foreign exchange gains or losses arise from the sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund’s books, and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments in securities at fiscal year end, resulting from changes in the exchange rate. The Fund includes foreign currency gains and losses realized on the sale of investments together with market gains and losses on such investments in the statement of operations.

E.     FEDERAL INCOME TAXES - It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income, including any net realized gains on investments not offset by loss carryovers, to shareholders. Therefore, no provision for federal income or excise tax is required. At December 31, 2005, the Fund had available for federal income tax purposes unused capital loss carryforwards of $650,000, $328,000, $926,000, and $390,000, which expire in 2009, 2011, 2012, and 2013, respectively.

F.     USE OF ESTIMATES IN FINANCIAL STATEMENTS - In preparing financial statements in conformity with accounting principles generally accepted in the United States of America, management makes estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, as well as the reported amounts of income and expenses during the reporting period. Actual results may differ from these estimates.

G.    INDEMNIFICATION - Under the Fund’s organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, some of the Fund’s contracts with its service providers contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Fund cannot be determined and the Fund has no historical basis for predicting the likelihood of any such claims.

H.    SECURITIES TRANSACTIONS AND RELATED INVESTMENT INCOME - Securities transactions are accounted for on the trade date (date the order to buy or sell is executed) with realized gain or loss on the sale of securities being determined based upon identified cost. Dividend income is recorded on the ex-dividend date. Interest income, which includes accretion of discount and amortization of premium, is accrued as earned.

14

DAVIS FINANCIAL PORTFOLIO

NOTES TO FINANCIAL STATEMENTS - (Continued)

December 31, 2005

NOTE 1 - SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - (Continued)

I.      DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS - Dividends and distributions to shareholders are recorded on the ex-dividend date. Net investment income (loss), net realized gains (losses), and net unrealized appreciation (depreciation) of investments may differ for financial statement and tax purposes primarily because of the recognition of certain foreign currency gains (losses) as ordinary income (loss) for tax purposes and the tax deferral of losses on “wash sale” transactions. The character of dividends and distributions made during the fiscal year from net investment income and net realized securities gains may differ from their ultimate characterization for federal income tax purposes. Also, due to the timing of dividends and distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which income or realized gain was recorded by the Fund. The Fund adjusts the classification of distributions to shareholders to reflect the differences between financial statement amounts and distributions determined in accordance with income tax regulations. Accordingly, during the year ended December 31, 2005, amounts have been reclassified to reflect a decrease in undistributed net investment income of $905, and a corresponding decrease in accumulated net realized loss.

The tax character of distributions paid during the years ended December 31, 2005 and 2004, was as follows:

	2005	2004
Ordinary income	$575,947	$364,973

As of December 31, 2005 the components of distributable earnings (accumulated losses) on a tax basis were as follows:

Undistributed net investment income	$1,775
Accumulated net realized loss from investments and foreign currency transactions	(2,293,635)
Net unrealized appreciation on investments	28,527,322
Total	$26,235,462

NOTE 2 - INVESTMENT ADVISORY FEES

Advisory fees are paid monthly to Davis Advisors, the Fund’s investment adviser (the “Adviser”) at an annual rate of 0.75% of the Fund’s average annual net assets.

State Street Bank and Trust Company (“State Street Bank”) is the Fund’s primary transfer agent. The Adviser is also paid for certain transfer agent services. The fee paid to the Adviser for the year ended December 31, 2005 was $29. State Street Bank is the Fund’s primary accounting provider. Fees for such services are included in the custodian fee as State Street Bank also serves as the Fund’s custodian. The Adviser is also paid for certain accounting services. The fee for the year ended December 31, 2005 amounted to $6,000. Certain directors and officers of the Fund are also directors and officers of the general partner of the Adviser.

Davis Selected Advisers – NY, Inc. (“DSA-NY”), a wholly-owned subsidiary of the Adviser, acts as sub-adviser to the Fund. The Fund pays no fees directly to DSA-NY.

15

DAVIS FINANCIAL PORTFOLIO

NOTES TO FINANCIAL STATEMENTS - (Continued)

December 31, 2005

NOTE 3 - PURCHASES AND SALES OF SECURITIES

Purchases and sales of investment securities (excluding short-term securities) during the year ended December 31, 2005 were $25,363,566 and $21,292,731, respectively.

NOTE 4 - CAPITAL STOCK

At December 31, 2005, there were 500 million shares of capital stock ($0.001 par value per share) authorized. Transactions in capital stock were as follows:

	Year ended December 31,
	2005	2004
Shares sold	1,618,956	3,238,473
Shares issued in reinvestment of distributions	41,615	28,469
	1,660,571	3,266,942
Shares redeemed	(1,210,021)	(848,124)
Net increase	450,550	2,418,818

Proceeds from shares sold	$20,994,555	$39,191,938
Proceeds from shares issued in reinvestment of distributions	575,947	364,973
	21,570,502	39,556,911
Cost of shares redeemed	(15,337,622)	(10,084,789)
Net increase	$6,232,880	$29,472,122

NOTE 5 - EXPENSES PAID INDIRECTLY

Under an agreement with the custodian bank, the Fund’s custodian fee is reduced for earnings on cash balances maintained at the custodian by the Fund. Such reductions amounted to $106 during the year ended December 31, 2005.

16

DAVIS FINANCIAL PORTFOLIO

FINANCIAL HIGHLIGHTS

The following financial information represents selected data for each share of capital stock outstanding throughout each period:

	Year ended December 31,
	2005	2004	2003	2002	2001

Net Asset Value, Beginning of Period	$12.82	$11.66	$8.85	$10.67	$11.91

Income (Loss) From Investment Operations:
Net Investment Income	0.07	0.04	0.04	0.02	–
Net Realized and Unrealized Gains (Losses)	1.00	1.16	2.81	(1.82)	(1.24)
Total From Investment Operations	1.07	1.20	2.85	(1.80)	(1.24)

Dividends and Distributions:
Dividends from Net Investment Income	(0.06)	(0.04)	(0.04)	(0.02)	–	[3]
Return of Capital	–	–	–	–	–	[3]
Total Dividends and Distributions	(0.06)	(0.04)	(0.04)	(0.02)	–

Net Asset Value, End of Period	$13.83	$12.82	$11.66	$8.85	$10.67

Total Return[1]	8.38%	10.32%	32.15	(16.84)%	(10.37)%

Ratios/Supplemental Data:
Net Assets, End of Period (000 omitted)	$124,060	$109,274	$71,179	$31,709	$24,587
Ratio of Expenses to Average Net Assets	0.85%	0.85%	0.90%	0.99%	1.00%[4]
Ratio of Net Investment Income to Average Net Assets	0.52%	0.40%	0.48%	0.32%	0.04%
Portfolio Turnover Rate[2]	21%	6%	10%	23%	24%

1    Assumes hypothetical initial investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Total returns do not reflect charges attributable to your insurance company’s separate account. Inclusion of these charges would reduce the total returns shown.

2    The lesser of purchases or sales of portfolio securities for a period, divided by the monthly average of the market value of portfolio securities owned during the period. Securities with a maturity or expiration date at the time of acquisition of one year or less are excluded from the calculation.

[3]	Less than $0.005 per share.

[4]	Had the Adviser not absorbed certain expenses, the ratio of expenses to average net assets would have been 1.04% for 2001.

See Notes to Financial Statements

17

DAVIS FINANCIAL PORTFOLIO

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders and Board of Directors

of Davis Variable Account Fund, Inc.:

We have audited the accompanying statement of assets and liabilities of Davis Financial Portfolio (a separate series of the Davis Variable Account Fund, Inc.), including the schedule of investments as of December 31, 2005 and the related statement of operations for the year then ended, the statements of changes in net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years in the five-year period then ended. These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2005, by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Davis Financial Portfolio as of December 31, 2005, and the results of its operations for the year then ended, the changes in its net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years in the five-year period then ended, in conformity with U.S. generally accepted accounting principles.

KPMG LLP

Denver, Colorado

February 3, 2006

18

DAVIS FINANCIAL PORTFOLIO

For the Year Ended December 31, 2005 (Unaudited)

Federal Income Tax Information

Income dividends paid by the Fund during the calendar year ended 2005 should be multiplied by 100% to arrive at the net amount eligible for the corporate dividend-received deduction.

Portfolio Proxy Voting Policies and Procedures

The Fund has adopted Portfolio Proxy Voting Policies and Procedures under which the Fund votes proxies relating to securities held by the Fund. A description of the Fund’s Portfolio Proxy Voting Policies and Procedures is available (i) without charge, upon request, by calling the Fund toll-free at 1-800-279-0279, (ii) on the Fund’s website at www.davisfunds.com, and (iii) on the SEC’s website at www.sec.gov.

In addition, the Fund is required to file Form N-PX, with its complete proxy voting record for the 12 months ended June 30th, no later than August 31st of each year. The Fund’s Form N-PX filing is available (i) without charge, upon request, by calling the Fund toll-free at 1-800-279-0279, (ii) on the Fund’s website at www.davisfunds.com, and (iii) on the SEC’s website at www.sec.gov.

Form N–Q

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Form N-Q is available without charge upon request by calling 1-800-279-0279 or on the Fund’s website at www.davisfunds.com or on the SEC’s website at www.sec.gov. The Fund’s Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC, and that information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

19

DAVIS FINANCIAL PORTFOLIO

2949 East Elvira Road, Suite 101

Tucson, Arizona 85706

DIRECTORS

For the purposes of their service as directors to the Davis Funds, the business address for each of the directors is 2949 E. Elvira Road, Suite 101, Tucson, AZ 85706. Each Director serves until their retirement, resignation, death or removal. Subject to exceptions and exemptions which may be granted by the Independent Directors, Directors must retire at the close of business on the last day of the calendar year in which the Director attains age seventy-two (72), except that any person who was a Director on July 1, 1994, and at that date was seventy-three (73) years of age or less shall retire from the Board of Directors and cease being a Director at the close of business on the last day of the year in which the Director attains age seventy-four (74).

Name and Age	Position(s) Held With Fund	Term of Office and Length of Time Served	Principal Occupation(s) During Past Five Years	Number of Portfolios in Fund Complex Overseen by Director	Other Directorships Held by Director

Independent Directors

Wesley E. Bass, Jr. (born 8/21/31)	Director	director since 1990 (retired 12/31/05)	President, Bass & Associates (financial consulting); formerly First Deputy City Treasurer, City of Chicago; and Executive Vice President, Chicago Title and Trust Company (bank and trust).	12	none

Marc P. Blum (born 9/9/42)	Director	director since 1986	Chief Executive Officer, World Total Return Fund, LLLP; Of Counsel to Gordon, Feinblatt, Rothman, Hoffberger and Hollander, LLC (law firm).	12	Director, Legg Mason Trust (asset management company) and Rodney Trust Company (Delaware).

Thomas S. Gayner (born 12/16/61)	Director	director since 2004	Executive Vice President and Chief Investment Officer, Markel Corporation (insurance company).	12	none

Jerry D. Geist (born 5/23/34)	Director	director since 1986	Chairman, Santa Fe Center Enterprises (energy project development); Retired Chairman and President, Public Service Company of New Mexico.	12	Director, CH2M-Hill, Inc. (engineering); Chairman, Santa Fe Center Enterprises; Investment Committee for Microgeneration Technology Fund, UTECH Funds.

20

DAVIS FINANCIAL PORTFOLIO

2949 East Elvira Road, Suite 101

Tucson, Arizona 85706

DIRECTORS – (Continued)

Name and Age	Position(s) Held With Fund	Term of Office and Length of Time Served	Principal Occupation(s) During Past Five Years	Number of Portfolios in Fund Complex Overseen by Director	Other Directorships Held by Director

Independent Directors - Continued

D. James Guzy (born 3/7/36)	Director	director since 1982	Chairman, PLX Technology, Inc. (semi-conductor manufacturer).	12

Director, Intel Corp. (semi-conductor manufacturer), Cirrus Logic Corp. (semi-conductor manufacturer), Alliance Technology Fund (a mutual fund), Micro Component Technology, Inc. (micro-circuit handling and testing equipment manufacturer), LogicVision, Inc. (semi-conductor software company), and Tessera Technologies, Inc. (semi-conductor packaging company).

G. Bernard Hamilton (born 3/18/37)	Director	director since 1978	Managing General Partner, Avanti Partners, L.P. (investment partnership).	12	none

Samuel H. Iapalucci (born 07/19/52)	Director	director since 2006	Executive Vice President and Chief Financial Officer, CH2M-Hill, Inc., (engineering).	12	none

Robert P. Morgenthau (born 3/22/57)	Director	director since 2002	Chairman, Northroad Capital Management, LLC (an investment management firm) since June 2002; President of Private Advisory Services of Bank of America (an investment management firm) from 2001 until 2002; prior to that a managing director and global head of marketing and distribution for Lazard Asset Management (an investment management firm) for ten years.	12	none

21

DAVIS FINANCIAL PORTFOLIO

2949 East Elvira Road, Suite 101

Tucson, Arizona 85706

DIRECTORS – (Continued)

Name and Age	Position(s) Held With Fund	Term of Office and Length of Time Served	Principal Occupation(s) During Past Five Years	Number of Portfolios in Fund Complex Overseen by Director	Other Directorships Held by Director

Independent Directors - Continued

Theodore B. Smith, Jr. (born 12/23/32)	Director	director since 1994	Chairman, Cantrock Realty and Mayor, Incorporated Village of Mill Neck, NY.	12	none

Christian R. Sonne (born 5/6/36)	Director	director since 1990	General Partner, Tuxedo Park Associates (land holding and development firm); President and Chief Executive Officer of Mulford Securities Corporation (private investment fund) until 1990; formerly Vice President of Goldman Sachs & Co. (investment banking).	12	none

Marsha Williams (born 3/28/51)	Director	director since 1999	Executive Vice President and Chief Financial Officer, Equity Office Properties Trust (a real estate investment trust); Former Chief Administrative Officer, Crate & Barrel (home furnishings retailer); former Vice President and Treasurer, Amoco Corporation (oil & gas company).	15

Director, the Selected Funds (consisting of three portfolios) since 1996; Director, Modine Manufacturing, Inc. (heat transfer technology); Director, Chicago Bridge & Iron Company, N.V. (industrial construction and engineering).

Inside Directors*

Jeremy H. Biggs (born 8/16/35)	Director/ Chairman	director since 1994	Vice Chairman, Member of the Investment Policy Committee and Member of the International Investment Committee, all for Fiduciary Trust Company International (money management firm); Consultant to Davis Selected Advisers, L.P.	12	none

22

DAVIS FINANCIAL PORTFOLIO

2949 East Elvira Road, Suite 101

Tucson, Arizona 85706

DIRECTORS – (Continued)

Name and Age	Position(s) Held With Fund	Term of Office and Length of Time Served	Principal Occupation(s) During Past Five Years	Number of Portfolios in Fund Complex Overseen by Director	Other Directorships Held by Director

Inside Directors*- Continued

Andrew A. Davis (born 6/25/63)	Director	director since 1997	President or Vice President of each Davis Fund and Selected Fund; President, Davis Selected Advisers, L.P., and also serves as an executive officer in certain companies affiliated with the Adviser.	15	Director, the Selected Funds (consisting of three portfolios) since 1998.

Christopher C. Davis (born 7/13/65)	Director	director since 1997	Chief Executive Officer, President or Vice President of each Davis Fund and Selected Fund; Chairman and Chief Executive Officer, Davis Selected Advisers, L.P., and also serves as an executive officer in certain companies affiliated with the Adviser, including sole member of the Adviser’s general partner, Davis Investments, LLC; Employee of Shelby Cullom Davis & Co. (registered broker/dealer).	15	Director, the Selected Funds (consisting of three portfolios) since 1998; Director, Washington Post Co. (newspaper publisher).

*       Jeremy H. Biggs, Andrew A. Davis, and Christopher C. Davis own partnership units (directly, indirectly or both) of the Adviser and are considered to be “interested persons” of the Fund as defined in the Investment Company Act of 1940. Andrew A. Davis and Christopher C. Davis are brothers.

23

DAVIS FINANCIAL PORTFOLIO

2949 East Elvira Road, Tucson, Arizona 85706

Directors	Officers
Jeremy H. Biggs	Jeremy H. Biggs
Marc P. Blum	Chairman
Andrew A. Davis	Christopher C. Davis
Christopher C. Davis	President
Thomas S. Gayner	Andrew A. Davis
Jerry D. Geist	Vice President
D. James Guzy	Kenneth C. Eich
G. Bernard Hamilton	Executive Vice President &
Samuel H. Iapalucci	Principal Executive Officer
Robert P. Morgenthau	Sharra L. Reed
Theodore B. Smith, Jr.	Vice President & Chief
Christian R. Sonne	Compliance Officer
Marsha Williams	Douglas A. Haines
Vice President &
Principal Accounting Officer
Thomas D. Tays
Vice President & Secretary

Investment Adviser

Davis Selected Advisers, L.P. (doing business as "Davis Advisors")

2949 East Elvira Road, Suite 101

Tucson, Arizona 85706

(800) 279-0279

Distributor

Davis Distributors, LLC

2949 East Elvira Road, Suite 101

Tucson, Arizona 85706

Transfer Agent & Custodian

State Street Bank and Trust Company

c/o The Davis Funds

P. O. Box 8406

Boston, Massachusetts 02266-8406

Counsel

Seyfarth Shaw LLP

55 East Monroe Street, Suite 4200

Chicago, Illinois 60603-5803

Independent Registered Public Accounting Firm

KPMG LLP

707 Seventeenth Street

Suite 2700

Denver, Colorado 80202

For more information about Davis Financial Portfolio including management fee, charges, and expenses, see the current Davis Variable Account Fund, Inc. (including Davis Financial Portfolio) prospectus, which must precede or accompany this report. The Davis Variable Account Fund, Inc. Statement of Additional Information contains additional information about the Fund’s Directors and is available without charge upon request by calling 1-800-279-0279. Quarterly Fact sheets are available on the Fund’s website at www.davisfunds.com.

24

DAVIS REAL ESTATE PORTFOLIO

2949 East Elvira Road, Suite 101

Tucson, Arizona 85706

Management’s Discussion and Analysis

Market Environment

During the year ended December 31, 2005, the stock market, as measured by the Standard & Poor’s 500® Index1, increased by 4.91%. U.S. economic activity, as measured by the inflation-adjusted gross domestic product (“GDP”), increased between 3.3% and 4.1% over each of the first three calendar quarters of the year, and increased by only 1.1% in the fourth quarter. Interest rates, as measured by the 10-year Treasury bond, began 2005 at about 4.2%, ranged as low as 4.0% and ended 2005 at about 4.4%.

Davis Real Estate Portfolio

Performance Overview

Davis Real Estate Portfolio returned 13.14% for the year ended December 31, 20052, compared with a return of 14.06% for the Dow Jones Wilshire Real Estate Securities Index1.

The sector contributing3 the most to the Portfolio’s performance was office property REITs. The Portfolio had more invested in office property REITs than in any other sector. The specific office property REITs that the Portfolio owned out-performed the office property REITs included in the Dow Jones Wilshire Real Estate Securities Index. Kilroy Realty4, SL Green Realty, Corporate Office Properties, Arden Realty Group, and Boston Properties were among the top contributors to the Portfolio’s performance. Brandywine Realty and Parkway Properties were both among the top detractors from performance. The Portfolio no longer owns Arden Realty Group, Brandywine Realty, and Parkway Properties.

The Portfolio’s second largest sector holdings were in warehouse and industrial REITs. These holdings also made strong contributions to performance. Centerpoint Properties was among the top contributors to performance.

The Portfolio’s regional mall REITs turned in a mixed performance with General Growth Properties among the top contributors to performance and Mills Corp. and Pennsylvania REIT (initially purchased in August 2005) both among the top detractors from performance.

Forest City, a real estate operations and development company, was among the Portfolio’s top contributors to performance. Individual companies among the Portfolio’s top detractors from performance included Plum Creek Timber, a forestry REIT; and iStar Financial, a diversified REIT. The Portfolio no longer owns iStar Financial and Plum Creek Timber.

2

DAVIS REAL ESTATE PORTFOLIO

2949 East Elvira Road, Suite 101

Tucson, Arizona 85706

Management’s Discussion and Analysis – Continued

This Annual Report is authorized for use by existing shareholders. Prospective shareholders must receive a current Davis Variable Account Funds (including Davis Real Estate Portfolio) prospectus, which contains more information about investment strategies, risks, charges, and expenses. Please read the prospectus carefully before investing or sending money.

Davis Real Estate Portfolio’s investment objective is total return through a combination of growth and income. There can be no assurance that the Portfolio will achieve its objective. The primary risks of an investment in Davis Real Estate Portfolio are: (1) market risk, (2) company risk, (3) concentrated real estate portfolio risk, (4) focused portfolio risk, (5) small and medium capitalization risk, (6) foreign country risk, (7) headline risk, and (8) selection risk. See the prospectus for a full description of each risk.

Davis Real Estate Portfolio concentrates its investments in the real estate sector, and it may be subject to greater risks than a portfolio that does not concentrate its investments in a particular sector. The Portfolio’s investment performance, both good and bad, is expected to reflect the economic performance of the real estate sector much more than a portfolio that does not concentrate its portfolio.

Davis Real Estate Portfolio is allowed under its charter to focus its investments in fewer companies, and it may be subject to greater risks than a more diversified portfolio that is not allowed to focus its investments in a few companies. Should the portfolio manager determine that it is prudent to focus the Portfolio’s portfolio in a few companies, the Portfolio’s investment performance, both good and bad, is expected to reflect the economic performance of its more focused portfolio.

1      The definitions of indices quoted in this report appear below. Investments cannot be made directly in the indices.

I.     The S&P 500® Index is an unmanaged index of 500 selected common stocks, most of which are listed on the New York Stock Exchange. The Index is adjusted for dividends, weighted towards stocks with large market capitalizations, and represents approximately two-thirds of the total market value of all domestic common stocks.

II.   The Dow Jones Wilshire Real Estate Securities Index is a broad measure of the performance of publicly traded real estate securities, such as Real Estate Investment Trusts (REITs) and Real Estate Operating Companies (REOCs). The Index is capitalization-weighted. The beginning date was January 1, 1978, and the Index is rebalanced monthly and returns are calculated on a buy and hold basis.

3

DAVIS REAL ESTATE PORTFOLIO

2949 East Elvira Road, Suite 101

Tucson, Arizona 85706

Management’s Discussion and Analysis – Continued

2      Total return assumes reinvestment of dividends and capital gain distributions. Past performance is not a guarantee of future results. Investment return and principal value will vary, so that when redeemed, an investor’s shares may be worth more or less than when purchased. The following table lists the average annual total returns for the periods ended December 31, 2005.

Portfolio name	1-YeAr	5-year	Inception (July 1, 1999)
Davis Real Estate Portfolio	13.14%	18.18%	15.37%

Performance numbers are net of all portfolio operating expenses, but do not include any insurance charges imposed by your insurance company’s separate account. If performance information included the effect of these additional charges, the total return would be lower.

Portfolio performance changes over time and current performance may be higher or lower than stated. For more current information please call Davis Funds Shareholder Services at 1-800-279-0279.

3      A company’s or sector’s contribution to the Portfolio’s performance is a product both of its appreciation or depreciation and its weighting within the portfolio. For example, a 5% holding that rises 20% has twice as much impact as a 1% holding that rises 50%.

4      This Management Discussion & Analysis discusses a number of individual companies. The information provided in this report does not provide information reasonably sufficient upon which to base an investment decision and should not be considered a recommendation to purchase or sell any particular security. The schedule of investments lists the Portfolio’s holdings of each company discussed.

Shares of the Davis Real Estate Portfolio are not deposits or obligations of any bank, are not guaranteed by any bank, are not insured by the FDIC or any other agency, and involve investment risks, including possible loss of the principal amount invested.

4

DAVIS REAL ESTATE PORTFOLIO

FUND OVERVIEW

At December 31, 2005

Top 10 Holdings	Sector	% of Fund Net Assets
SL Green Realty Corp.	Office Property REITS	4.94%
ProLogis	Warehouse & Industrial REITS	4.21%
General Growth Properties, Inc.	Regional Malls REITS	4.04%
Forest City Enterprises, Inc., Class A	Real Estate Operations/Development	3.96%
Kilroy Realty Corp.	Office Property REITS	3.83%
Alexandria Real Estate Equities, Inc.	Office Property REITS	3.70%
Developers Diversified Realty Corp.	Shopping Center REITS	3.54%
Corporate Office Properties Trust	Office Property REITS	3.44%
Essex Property Trust, Inc.	Apartment REITS	3.27%
Kimco Realty Corp.	Shopping Center REITS	3.19%

5

DAVIS REAL ESTATE PORTFOLIO

Portfolio Activity January 1, 2005 through December 31, 2005

New Positions Added (01/01/05 - 12/31/05)

(Highlighted positions are those greater than 1.00% of 12/31/05 total net assets)

			% of 12/31/05
		Date of 1st	Fund
Security	Sector	Purchase	Net Assets
AMB Property Corp.	Warehouse & Industrial REITS	07/18/05	2.22%
American Campus Communities, Inc.	Apartment REITS	06/28/05	2.14%
Archstone-Smith Trust	Apartment REITS	01/07/05	2.16%
Columbia Equity Trust, Inc.	Office Property REITS	06/28/05	1.08%
Cousins Properties, Inc.	Diversified REITS	01/12/05	3.02%
Derwent Valley Holdings PLC	Real Estate Operations/Development	06/16/05	0.58%
Florida East Coast Industries, Inc.	Transportation	09/15/05	0.59%
Hammerson PLC	Real Estate Operations/Development	06/16/05	0.50%
Pennsylvania REIT	Regional Mall REITS	08/04/05	0.82%
Slough Estates PLC	Real Estate Operations/Development	06/16/05	0.51%
Spirit Finance Corp.	Diversified REITS	10/28/05	0.48%
Ventas, Inc.	Health Care REITS	06/15/05	1.94%

Positions Closed (01/01/05 - 12/31/05)

(Gains and losses greater than $500,000 are highlighted)

		Date of	Realized
Security	Sector	Final Sale	Gain (Loss)
Arden Realty, Inc.	Office Property REITS	12/29/05	$694,719
Brandywine Realty Trust	Office Property REITS	11/21/05	(68,541)
Capital Automotive REIT	Diversified REITS	10/17/05	512,138
Catellus Development Corp.	Warehouse & Industrial REITS	07/08/05	677,686
IStar Financial Inc.	Diversified REITS	08/11/05	108,742
Parkway Properties, Inc.	Office Property REITS	02/03/05	96,859
Plum Creek Timber Co., Inc.	Forestry REITS	05/24/05	356,642
Starwood Hotels & Resorts Worldwide, Inc.	Hotels & Lodging	05/04/05	385,582
WCI Communities, Inc.	Residential/Commercial Building	08/15/05	518,250

6

DAVIS REAL ESTATE PORTFOLIO

FUND PERFORMANCE

Average Annual Total Return		Expense Example
for the Periods ended December 31, 2005			Beginning	Ending	Expenses Paid
			Account Value	Account Value	During Period*
One Year	13.14%		(07/01/05)	(12/31/05)	(07/01/05-12/31/05)
Five Years	18.18%	Actual	$1,000.00	$1,088.29	$4.58
Life of Fund (July 1, 1999		Hypothetical (5% return
through December 31, 2005)	15.37%	before expenses)	$1,000.00	$1,020.82	$4.43

*Expenses are equal to the Fund’s annualized expense ratio (0.87%), multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period). See Notes to Performance on page 8 for a description of the “Expense Example”.

$10,000 invested at commencement of operations. Let’s say you invested $10,000 in Davis Real Estate Portfolio on July 1, 1999 (commencement of operations). As the chart shows, by December 31, 2005 the value of your investment would have grown to $25,364 – a 153.64% increase on your initial investment. For comparison, the Dow Jones Wilshire Real Estate Securities Index and the Standard & Poor’s 500® Stock Index are also presented on the chart below.

The Dow Jones Wilshire Real Estate Securities Index is a broad measure of the performance of publicly traded real estate securities, such as Real Estate Investment Trusts (REITs) and Real Estate Operating Companies (REOCs). Investments cannot be made directly in the Index. The index used includes net dividends reinvested.

The Standard & Poor’s 500® Stock Index is an unmanaged index of 500 selected common stocks, most of which are listed on the New York Stock Exchange. The Index is adjusted for dividends, weighted towards stocks with large market capitalizations, and represents approximately two-thirds of the total market value of all domestic common stocks.

The performance data for Davis Real Estate Portfolio contained in this report represents past performance and assumes that all distributions were reinvested, and should not be considered as an indication of future performance from an investment in the Fund today. The investment return and principal value will fluctuate so that shares may be worth more or less than their original cost when redeemed.

7

DAVIS REAL ESTATE PORTFOLIO

NOTES TO PERFORMANCE

The following disclosure provides important information regarding the Fund’s Expense Example, which appears in the Fund’s Performance section of this Annual Report. Please refer to this information when reviewing the Expense Example for the Fund.

Example

As a shareholder of the Fund, you incur ongoing costs only, including advisory and administrative fees and other Fund expenses. The Expense Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Expense Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period indicated, which for the Fund is from 07/01/05 to 12/31/05. Please note that the Expense Example is general and does not reflect charges imposed by your insurance company’s separate account or account specific costs, which may increase your total costs of investing in the Fund. If these charges or account specific costs were included in the Expense Example, the expenses would have been higher.

Actual Expenses

The information represented in the row entitled “Actual” provides information about actual account values and actual expenses. You may use the information in this row, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then, multiply the result by the number under the heading “Expenses Paid During Period” to estimate the expenses you paid for on your account during this period.

Hypothetical Example for Comparison Purposes

The information represented in the row entitled “Hypothetical” provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the information in the row entitled “Hypothetical” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

8

DAVIS REAL ESTATE PORTFOLIO

SCHEDULE OF INVESTMENTS

December 31, 2005

Value
Shares	Security	(Note 1)
COMMON STOCK – (85.27%)

APARTMENT REITS – (12.29%)
55,600	American Campus Communities, Inc.	$1,378,880
33,300	Archstone-Smith Trust	1,394,937
21,700	Camden Property Trust	1,256,864
22,900	Essex Property Trust, Inc.	2,111,380
76,400	United Dominion Realty Trust, Inc.	1,790,816
		7,932,877
DIVERSIFIED REITS – (9.11%)
68,800	Cousins Properties, Inc.	1,947,040
51,800	Duke Realty Corp.	1,730,120
27,300	Spirit Finance Corp.	309,855
22,731	Vornado Realty Trust.	1,897,357
		5,884,372
HEALTH CARE REITS – (1.94%)
39,200	Ventas, Inc.	1,255,184
MORTGAGE REITS – (1.42%)
40,100	Gramercy Capital Corp.	913,478
OFFICE PROPERTY REITS – (22.57%)
29,700	Alexandria Real Estate Equities, Inc.	2,390,850
26,700	Boston Properties, Inc.	1,979,271
47,000	CarrAmerica Realty Corp.	1,627,610
43,000	Columbia Equity Trust, Inc.	694,450
62,400	Corporate Office Properties Trust	2,217,696
39,900	Kilroy Realty Corp.	2,469,810
41,770	SL Green Realty Corp.	3,190,810
		14,570,497
REAL ESTATE OPERATIONS/DEVELOPMENT – (9.10%)
133,500	Brixton PLC	993,396
15,200	Derwent Valley Holdings PLC	376,845
67,400	Forest City Enterprises, Inc., Class A	2,556,482
18,300	Hammerson PLC	321,778
46,000	Liberty International PLC.	775,998
7,700	St. Joe Co.	517,594
32,000	Slough Estates PLC	329,510
		5,871,603
REGIONAL MALL REITS – (8.65%)
55,442	General Growth Properties, Inc.	2,605,220
24,600	Mills Corp.	1,031,724

9

DAVIS REAL ESTATE PORTFOLIO

SCHEDULE OF INVESTMENTS – (Continued)

December 31, 2005

Value
Shares	Security	(Note 1)
COMMON STOCK – (Continued)

REGIONAL MALL REITS – (Continued)
14,100	Pennsylvania REIT	$526,776
18,500	Simon Property Group, Inc.	1,417,655
		5,581,375
SHOPPING CENTER REITS – (12.48%)
48,625	Developers Diversified Realty Corp.	2,286,347
64,200	Kimco Realty Corp.	2,059,536
26,700	Pan Pacific Retail Properties, Inc.	1,785,963
32,700	Regency Centers Corp.	1,927,665
		8,059,511
TRANSPORTATION – (0.59%)
9,000	Florida East Coast Industries, Inc.	381,330
WAREHOUSE & INDUSTRIAL REITS – (7.12%)
29,200	AMB Property Corp.	1,435,764
8,900	Centerpoint Properties Trust	440,372
58,200	ProLogis	2,719,104
		4,595,240

Total Common Stock – (identified cost $38,877,615)	55,045,467

PREFERRED STOCK – (0.21%)

APARTMENT REITS – (0.21%)
2,000	Equity Residential, 7.00%, Series E, Cum. Conv. Pfd.	87,500
1,600	Equity Residential, 8.60%, Series D, Cum. Pfd.	40,952
400	Equity Residential, 9.125%, Series C, Cum. Pfd.	10,166

	Total Preferred Stock – (identified cost $113,921)	138,618

10

DAVIS REAL ESTATE PORTFOLIO

SCHEDULE OF INVESTMENTS – (Continued)

December 31, 2005

Value
Principal	Security	(Note 1)
SHORT TERM INVESTMENTS – (10.68%)

$2,865,000	Banc of America Securities LLC Joint Repurchase Agreement, 4.28%,
	01/03/06, dated 12/30/05, repurchase value of $2,866,362
	(collateralized by: U.S. Government agency mortgages in a pooled
	cash account, 4.21%-6.50%, 05/01/15-09/01/44, total market
	value $2,922,300)	$2,865,000
4,029,000	Nomura Securities International, Inc. Joint Repurchase Agreement, 4.28%,
	01/03/06, dated 12/30/05, repurchase value of $4,030,916
	(collateralized by: U.S. Government agency obligations in a pooled cash
	account, 0%-6.625%, 1/30/06-12/20/27, total market value $4,109,580)	4,029,000

Total Short Term Investments – (identified cost $6,894,000)	6,894,000

Total Investments – (96.16%) – (identified cost $45,885,536) – (a)	62,078,085
Other Assets Less Liabilities – (3.84%)	2,478,332
Net Assets – (100%)	$64,556,417

(a) Aggregate cost for Federal Income Tax purposes is $45,889,371. At December 31, 2005 unrealized appreciation (depreciation) of securities for Federal Income Tax purposes is as follows:

Unrealized appreciation	$16,383,497
Unrealized depreciation	(194,783)
Net unrealized appreciation	$16,188,714

See Notes to Financial Statements

11

DAVIS REAL ESTATE PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

At December 31, 2005

ASSETS:
Investments in securities, at value (see accompanying Schedule of Investments) (identified cost $45,885,536)	$62,078,085
Cash	43,651
Receivables:
Dividends and interest	269,946
Capital stock sold	23,244
Investment securities sold	2,239,700
Total assets	64,654,626
LIABILITIES:
Payables:
Capital stock reacquired	41,040
Accrued expenses	14,385
Accrued management fees	42,784
Total liabilities	98,209
NET ASSETS	$64,556,417

SHARES OUTSTANDING (NOTE 4)	3,725,406

NET ASSET VALUE, offering, and redemption price per share (Net Assets ÷ Shares Outstanding)	$17.33

NET ASSETS CONSIST OF:
Par value of shares of capital stock	$3,725
Additional paid-in capital	46,175,998
Accumulated net realized gain from investments and foreign currency transactions	2,184,208
Net unrealized appreciation on investments and foreign currency transactions	16,192,486
Net Assets	$64,556,417

See Notes to Financial Statements

12

DAVIS REAL ESTATE PORTFOLIO

STATEMENT OF OPERATIONS

For the year ended December 31, 2005

Investment Income:
Income:
Dividends (Net of foreign withholding taxes of $3,356)		$1,445,005
Interest		132,728
Total income		1,577,733

Expenses:
Management fees (Note 2)	457,652
Custodian fees	30,917
Transfer agent fees	7,168
Audit fees	12,000
Accounting fees (Note 2)	6,000
Legal fees	1,254
Reports to shareholders	941
Directors’ fees and expenses	8,271
Registration and filing fees	1,705
Miscellaneous	5,817
Total expenses		531,725
Expenses paid indirectly (Note 5)		(40)
Net expenses		531,685
Net investment income		1,046,048

Realized and Unrealized Gain (Loss) on Investments:
Net realized gain (loss) from:
Investment transactions		6,109,677
Foreign currency transactions		(285)
Net increase in unrealized appreciation of investments and foreign currency transactions		462,851
Net realized and unrealized gain on investments and foreign currency transactions		6,572,243
Net increase in net assets resulting from operations		$7,618,291

See Notes to Financial Statements

13

DAVIS REAL ESTATE PORTFOLIO

STATEMENTS OF CHANGES IN NET ASSETS

	Year ended December 31, 2005	Year ended December 31, 2004
Operations:
Net investment income	$1,046,048	$1,016,323
Net realized gain from investments and foreign currency transactions	6,109,392	3,277,505
Net increase in unrealized appreciation of investments and foreign currency transactions	462,851	9,199,069
Net increase in net assets resulting from operations	7,618,291	13,492,897

Dividends and Distributions to Shareholders From:
Net investment income	(1,966,578)	(1,497,449)
Realized gains from investment transactions	(3,852,094)	(1,939,529)

Capital Share Transactions (NOTE 4)	4,478,180	12,559,434

Total increase in net assets	6,277,799	22,615,353

Net Assets:
Beginning of year	58,278,618	35,663,265
End of year	$64,556,417	$58,278,618

See Notes to Financial Statements

14

DAVIS REAL ESTATE PORTFOLIO

NOTES TO FINANCIAL STATEMENTS

December 31, 2005

NOTE 1 - SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

The Fund is a separate series of Davis Variable Account Fund, Inc., which is registered under the Investment Company Act of 1940, as amended, as a non-diversified, open-end management investment company. Shares of the Fund may only be purchased by insurance companies for the purpose of funding variable annuity or variable life insurance contracts. The following is a summary of significant accounting policies followed by the Fund in the preparation of financial statements.

A.    VALUATION OF SECURITIES - Portfolio securities listed on national securities exchanges are valued at the last reported sales price on the day of valuation. Securities traded in the over the counter market and listed securities for which no sale was reported on that date are stated at the average of closing bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by a significant event occurring after the close of their primary markets, are valued at fair value as determined in good faith by the Board of Directors. Short-term obligations are valued at amortized cost, which approximates fair value. These valuation procedures are reviewed and subject to approval by the Board of Directors.

B.     MASTER REPURCHASE AGREEMENTS - The Fund, along with other affiliated funds, may transfer uninvested cash balances into one or more master repurchase agreement accounts. These balances are invested in one or more repurchase agreements, secured by U.S. government securities. Securities pledged as collateral for repurchase agreements are held by a custodian bank until the agreements mature. Each agreement requires that the market value of the collateral be sufficient to cover payments of interest and principal; however, in the event of default by the other party to the agreement, retention of the collateral may be subject to legal proceedings.

C.    CURRENCY TRANSLATION - The market values of all assets and liabilities denominated in foreign currencies are recorded in the financial statements after translation to the U.S. dollar based upon the mean between the bid and offered quotations of the currencies against U.S. dollars on the date of valuation. The cost basis of such assets and liabilities is determined based upon historical exchange rates. Income and expenses are translated at average exchange rates in effect as accrued or incurred.

D.    FOREIGN CURRENCY - The Fund may enter into forward purchases or sales of foreign currencies to hedge certain foreign currency denominated assets and liabilities against declines in market value relative to the U.S. dollar. Forward currency contracts are marked-to-market daily and the change in market value is recorded by the Fund as an unrealized gain or loss. When the forward currency contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the forward currency contract at the time it was opened and value at the time it was closed. Investments in forward currency contracts may expose the Fund to risks resulting from unanticipated movements in foreign currency exchange rates or failure of the counter-party to the agreement to perform in accordance with the terms of the contract.

15

DAVIS REAL ESTATE PORTFOLIO

NOTES TO FINANCIAL STATEMENTS - (Continued)

December 31, 2005

NOTE 1 - SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - (Continued)

Reported net realized foreign exchange gains or losses arise from the sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund’s books, and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments in securities at fiscal year end, resulting from changes in the exchange rate. The Fund includes foreign currency gains and losses realized on the sale of investments together with market gains and losses on such investments in the statement of operations.

E.     FEDERAL INCOME TAXES - It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income, including any net realized gains on investments not offset by loss carryovers, to shareholders. Therefore, no provision for federal income or excise tax is required.

F.     USE OF ESTIMATES IN FINANCIAL STATEMENTS - In preparing financial statements in conformity with accounting principles generally accepted in the United States of America, management makes estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, as well as the reported amounts of income and expenses during the reporting period. Actual results may differ from these estimates.

G.    INDEMNIFICATION - Under the Fund’s organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, some of the Fund’s contracts with its service providers contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Fund cannot be determined and the Fund has no historical basis for predicting the likelihood of any such claims.

H.    SECURITIES TRANSACTIONS AND RELATED INVESTMENT INCOME - Securities transactions are accounted for on the trade date (date the order to buy or sell is executed) with realized gain or loss on the sale of securities being determined based upon identified cost. Dividend income is recorded on the ex-dividend date. Interest income, which includes accretion of discount and amortization of premium, is accrued as earned.

16

DAVIS REAL ESTATE PORTFOLIO

NOTES TO FINANCIAL STATEMENTS - (Continued)

December 31, 2005

NOTE 1 - SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - (Continued)

I.      DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS - Dividends and distributions to shareholders are recorded on the ex-dividend date. Net investment income (loss), net realized gains (losses), and net unrealized appreciation (depreciation) of investments may differ for financial statement and tax purposes primarily because of the recognition of certain foreign currency gains (losses) as ordinary income (loss) for tax purposes and the tax deferral of losses on “wash sale” transactions. The character of dividends and distributions made during the fiscal year from net investment income and net realized securities gains may differ from their ultimate characterization for federal income tax purposes. Also, due to the timing of dividends and distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which income or realized gain was recorded by the Fund. The Fund adjusts the classification of distributions to shareholders to reflect the differences between financial statement amounts and distributions determined in accordance with income tax regulations. Accordingly, during the year ended December 31, 2005, amounts have been reclassified to reflect a decrease in overdistributed net investment income of $920,530 and a corresponding decrease in accumulated net realized gain.

The tax character of distributions paid during the years ended December 31, 2005 and 2004, was as follows:

	2005	2004
Ordinary income	$1,254,240	$1,178,988
Long term capital gain	4,564,432	2,257,990
Total	$5,818,672	$3,436,978

As of December 31, 2005 the components of distributable earnings (accumulated losses) on a tax basis were as follows:

Undistributed net investment income	$–
Accumulated net realized gain from investments and foreign currency transactions	2,188,043
Net unrealized appreciation on investments	16,188,651
Total	$18,376,694

NOTE 2 - INVESTMENT ADVISORY FEES

Advisory fees are paid monthly to Davis Advisors, the Fund’s investment adviser (the “Adviser”) at an annual rate of 0.75% of the Fund’s average annual net assets.

State Street Bank and Trust Company (“State Street Bank”) is the Fund’s primary transfer agent. The Adviser is also paid for certain transfer agent services. The fee paid to the Adviser for the year ended December 31, 2005 was $27. State Street Bank is the Fund’s primary accounting provider. Fees for such services are included in the custodian fee as State Street Bank also serves as the Fund’s custodian. The Adviser is also paid for certain accounting services. The fee for the year ended December 31, 2005 amounted to $6,000. Certain directors and officers of the Fund are also directors and officers of the general partner of the Adviser.

Davis Selected Advisers – NY, Inc. (“DSA-NY”), a wholly-owned subsidiary of the Adviser, acts as sub-adviser to the Fund. The Fund pays no fees directly to DSA-NY.

17

DAVIS REAL ESTATE PORTFOLIO

NOTES TO FINANCIAL STATEMENTS - (Continued)

December 31, 2005

NOTE 3 - PURCHASES AND SALES OF SECURITIES

Purchases and sales of investment securities (excluding short-term securities) during the year ended December 31, 2005 were $15,709,596 and $18,459,956, respectively.

NOTE 4 - CAPITAL STOCK

At December 31, 2005, there were 500 million shares of capital stock ($0.001 par value per share) authorized. Transactions in capital stock were as follows:

	Year ended December 31,
	2005	2004
Shares sold	920,196	1,356,048
Shares issued in reinvestment of distributions	336,339	215,308
	1,256,535	1,571,356
Shares redeemed	(999,380)	(751,119)
Net increase	257,155	820,237

Proceeds from shares sold	$15,523,664	$19,825,910
Proceeds from shares issued in reinvestment of distributions	5,818,672	3,436,978
	21,342,336	23,262,888
Cost of shares redeemed	(16,864,156)	(10,703,454)
Net increase	$4,478,180	$12,559,434

NOTE 5 - EXPENSES PAID INDIRECTLY

Under an agreement with the custodian bank, the Fund’s custodian fee is reduced for earnings on cash balances maintained at the custodian by the Fund. Such reductions amounted to $40 during the year ended December 31, 2005.

18

DAVIS REAL ESTATE PORTFOLIO

FINANCIAL HIGHLIGHTS

The following financial information represents selected data for each share of capital stock outstanding throughout each period:

	Year ended December 31,
	2005	2004	2003	2002	2001

Net Asset Value, Beginning of Period	$16.80	$13.47	$10.49	$10.35	$10.38

Income From Investment Operations:
Net Investment Income	0.30	0.34	0.44	0.36	0.36
Net Realized and Unrealized Gains	1.86	4.07	3.34	0.25	0.19
Total From Investment Operations	2.16	4.41	3.78	0.61	0.55

Dividends and Distributions:
Dividends from Net Investment Income	(0.54)	(0.48)	(0.55)	(0.36)	(0.36)
Return of Capital	–	–	–	(0.11)	(0.07)
Distributions from Realized Gains	(1.09)	(0.60)	(0.25)	–	(0.11)
Distributions in Excess of Net Investment Income	–	–	–	–	(0.04)
Total Dividends and Distributions	(1.63)	(1.08)	(0.80)	(0.47)	(0.58)

Net Asset Value, End of Period	$17.33	$16.80	$13.47	$10.49	$10.35

Total Return[1]	13.14%	33.35%	36.79%	5.89%	5.50%

Ratios/Supplemental Data:
Net Assets, End of Period (000 omitted)	$64,556	$58,279	$35,663	$18,806	$10,029
Ratio of Expenses to Average Net Assets	0.87%	0.89%	0.98%	1.00%[3]	1.00%[3]
Ratio of Net Investment Income to Average Net Assets	1.71%	2.30%	3.74%	3.54%	3.70%
Portfolio Turnover Rate[2]	28%	32%	22%	52%	45%

1    Assumes hypothetical initial investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Total returns do not reflect charges attributable to your insurance company’s separate account. Inclusion of these charges would reduce the total returns shown.

2    The lesser of purchases or sales of portfolio securities for a period, divided by the monthly average of the market value of portfolio securities owned during the period. Securities with a maturity or expiration date at the time of acquisition of one year or less are excluded from the calculation.

3    Had the Adviser not absorbed certain expenses, the ratio of expenses to average net assets would have been 1.10% and 1.39% for 2002 and 2001, respectively.

See Notes to Financial Statements

19

DAVIS REAL ESTATE PORTFOLIO

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders and Board of Directors

of Davis Variable Account Fund, Inc.:

We have audited the accompanying statement of assets and liabilities of Davis Real Estate Portfolio (a separate series of the Davis Variable Account Fund, Inc.), including the schedule of investments as of December 31, 2005 and the related statement of operations for the year then ended, the statements of changes in net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years in the five-year period then ended. These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2005, by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Davis Real Estate Portfolio as of December 31, 2005, and the results of its operations for the year then ended, the changes in its net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years in the five-year period then ended, in conformity with U.S. generally accepted accounting principles.

KPMG LLP

Denver, Colorado

February 3, 2006

20

DAVIS REAL ESTATE PORTFOLIO

For the Year Ended December 31, 2005 (Unaudited)

Federal Income Tax Information

During the calendar year ended 2005 the Fund declared and paid long-term capital gain distributions in the amount of $4,564,432.

Dividends paid by the Fund during the calendar year ended 2005, which are not designated as capital gain distributions, should be multiplied by 1% to arrive at the net amount eligible for the corporate dividend-received deduction.

Portfolio Proxy Voting Policies and Procedures

The Fund has adopted Portfolio Proxy Voting Policies and Procedures under which the Fund votes proxies relating to securities held by the Fund. A description of the Fund’s Portfolio Proxy Voting Policies and Procedures is available (i) without charge, upon request, by calling the Fund toll-free at 1-800-279-0279, (ii) on the Fund’s website at www.davisfunds.com, and (iii) on the SEC’s website at www.sec.gov.

In addition, the Fund is required to file Form N-PX, with its complete proxy voting record for the 12 months ended June 30th, no later than August 31st of each year. The Fund’s Form N-PX filing is available (i) without charge, upon request, by calling the Fund toll-free at 1-800-279-0279, (ii) on the Fund’s website at www.davisfunds.com, and (iii) on the SEC’s website at www.sec.gov.

Form N–Q

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Form N-Q is available without charge upon request by calling 1-800-279-0279 or on the Fund’s website at www.davisfunds.com or on the SEC’s website at www.sec.gov. The Fund’s Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC, and that information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

21

DAVIS REAL ESTATE PORTFOLIO

2949 East Elvira Road, Suite 101

Tucson, Arizona 85706

DIRECTORS

For the purposes of their service as directors to the Davis Funds, the business address for each of the directors is 2949 E. Elvira Road, Suite 101, Tucson, AZ 85706. Each Director serves until their retirement, resignation, death or removal. Subject to exceptions and exemptions which may be granted by the Independent Directors, Directors must retire at the close of business on the last day of the calendar year in which the Director attains age seventy-two (72), except that any person who was a Director on July 1, 1994, and at that date was seventy-three (73) years of age or less shall retire from the Board of Directors and cease being a Director at the close of business on the last day of the year in which the Director attains age seventy-four (74).

Name and Age	Position(s) Held With Fund	Term of Office and Length of Time Served	Principal Occupation(s) During Past Five Years	Number of Portfolios in Fund Complex Overseen by Director	Other Directorships Held by Director

Independent Directors

Wesley E. Bass, Jr. (born 8/21/31)	Director	director since 1990 (retired 12/31/05)	President, Bass & Associates (financial consulting); formerly First Deputy City Treasurer, City of Chicago; and Executive Vice President, Chicago Title and Trust Company (bank and trust).	12	none

Marc P. Blum (born 9/9/42)	Director	director since 1986	Chief Executive Officer, World Total Return Fund, LLLP; Of Counsel to Gordon, Feinblatt, Rothman, Hoffberger and Hollander, LLC (law firm).	12	Director, Legg Mason Trust (asset management company) and Rodney Trust Company (Delaware).

Thomas S. Gayner (born 12/16/61)	Director	director since 2004	Executive Vice President and Chief Investment Officer, Markel Corporation (insurance company).	12	none

Jerry D. Geist (born 5/23/34)	Director	director since 1986	Chairman, Santa Fe Center Enterprises (energy project development); Retired Chairman and President, Public Service Company of New Mexico.	12	Director, CH2M-Hill, Inc. (engineering); Chairman, Santa Fe Center Enterprises; Investment Committee for Microgeneration Technology Fund, UTECH Funds.

22

DAVIS REAL ESTATE PORTFOLIO

2949 East Elvira Road, Suite 101

Tucson, Arizona 85706

DIRECTORS – (Continued)

Name and Age	Position(s) Held With Fund	Term of Office and Length of Time Served	Principal Occupation(s) During Past Five Years	Number of Portfolios in Fund Complex Overseen by Director	Other Directorships Held by Director

Independent Directors - Continued

D. James Guzy (born 3/7/36)	Director	director since 1982	Chairman, PLX Technology, Inc. (semi-conductor manufacturer).	12

Director, Intel Corp. (semi-conductor manufacturer), Cirrus Logic Corp. (semi-conductor manufacturer), Alliance Technology Fund (a mutual fund), Micro Component Technology, Inc. (micro-circuit handling and testing equipment manufacturer), LogicVision, Inc. (semi-conductor software company), and Tessera Technologies, Inc. (semi-conductor packaging company).

G. Bernard Hamilton (born 3/18/37)	Director	director since 1978	Managing General Partner, Avanti Partners, L.P. (investment partnership).	12	none

Samuel H. Iapalucci (born 07/19/52)	Director	director since 2006	Executive Vice President and Chief Financial Officer, CH2M-Hill, Inc., (engineering).	12	none

Robert P. Morgenthau (born 3/22/57)	Director	director since 2002	Chairman, Northroad Capital Management, LLC (an investment management firm) since June 2002; President of Private Advisory Services of Bank of America (an investment management firm) from 2001 until 2002; prior to that a managing director and global head of marketing and distribution for Lazard Asset Management (an investment management firm) for ten years.	12	none

23

DAVIS REAL ESTATE PORTFOLIO

2949 East Elvira Road, Suite 101

Tucson, Arizona 85706

DIRECTORS – (Continued)

Name and Age	Position(s) Held With Fund	Term of Office and Length of Time Served	Principal Occupation(s) During Past Five Years	Number of Portfolios in Fund Complex Overseen by Director	Other Directorships Held by Director

Independent Directors - Continued

Theodore B. Smith, Jr. (born 12/23/32)	Director	director since 1994	Chairman, Cantrock Realty and Mayor, Incorporated Village of Mill Neck, NY.	12	none

Christian R. Sonne (born 5/6/36)	Director	director since 1990	General Partner, Tuxedo Park Associates (land holding and development firm); President and Chief Executive Officer of Mulford Securities Corporation (private investment fund) until 1990; formerly Vice President of Goldman Sachs & Co. (investment banking).	12	none

Marsha Williams (born 3/28/51)	Director	director since 1999	Executive Vice President and Chief Financial Officer, Equity Office Properties Trust (a real estate investment trust); Former Chief Administrative Officer, Crate & Barrel (home furnishings retailer); former Vice President and Treasurer, Amoco Corporation (oil & gas company).	15

Director, the Selected Funds (consisting of three portfolios) since 1996; Director, Modine Manufacturing, Inc. (heat transfer technology); Director, Chicago Bridge & Iron Company, N.V. (industrial construction and engineering).

Inside Directors*

Jeremy H. Biggs (born 8/16/35)	Director/ Chairman	director since 1994	Vice Chairman, Member of the Investment Policy Committee and Member of the International Investment Committee, all for Fiduciary Trust Company International (money management firm); Consultant to Davis Selected Advisers, L.P.	12	none

24

DAVIS REAL ESTATE PORTFOLIO

2949 East Elvira Road, Suite 101

Tucson, Arizona 85706

DIRECTORS – (Continued)

Name and Age	Position(s) Held With Fund	Term of Office and Length of Time Served	Principal Occupation(s) During Past Five Years	Number of Portfolios in Fund Complex Overseen by Director	Other Directorships Held by Director

Inside Directors* - Continued

Andrew A. Davis (born 6/25/63)	Director	director since 1997	President or Vice President of each Davis Fund and Selected Fund; President, Davis Selected Advisers, L.P., and also serves as an executive officer in certain companies affiliated with the Adviser.	15	Director, the Selected Funds (consisting of three portfolios) since 1998.

Christopher C. Davis (born 7/13/65)	Director	director since 1997	Chief Executive Officer, President or Vice President of each Davis Fund and Selected Fund; Chairman and Chief Executive Officer, Davis Selected Advisers, L.P., and also serves as an executive officer in certain companies affiliated with the Adviser, including sole member of the Adviser’s general partner, Davis Investments, LLC; Employee of Shelby Cullom Davis & Co. (registered broker/dealer).	15	Director, the Selected Funds (consisting of three portfolios) since 1998; Director, Washington Post Co. (newspaper publisher).

*       Jeremy H. Biggs, Andrew A. Davis, and Christopher C. Davis own partnership units (directly, indirectly or both) of the Adviser and are considered to be “interested persons” of the Fund as defined in the Investment Company Act of 1940. Andrew A. Davis and Christopher C. Davis are brothers.

25

DAVIS REAL ESTATE PORTFOLIO

2949 East Elvira Road, Tucson, Arizona 85706

Directors	Officers
Jeremy H. Biggs	Jeremy H. Biggs
Marc P. Blum	Chairman
Andrew A. Davis	Andrew A. Davis
Christopher C. Davis	President
Thomas S. Gayner	Christopher C. Davis
Jerry D. Geist	Vice President
D. James Guzy	Kenneth C. Eich
G. Bernard Hamilton	Executive Vice President &
Samuel H. Iapalucci	Principal Executive Officer
Robert P. Morgenthau	Sharra L. Reed
Theodore B. Smith, Jr.	Vice President & Chief
Christian R. Sonne	Compliance Officer
Marsha Williams	Douglas A. Haines
Vice President &
Principal Accounting Officer
Thomas D. Tays
Vice President & Secretary

Investment Adviser

Davis Selected Advisers, L.P. (doing business as "Davis Advisors")

2949 East Elvira Road, Suite 101

Tucson, Arizona 85706

(800) 279-0279

Distributor

Davis Distributors, LLC

2949 East Elvira Road, Suite 101

Tucson, Arizona 85706

Transfer Agent & Custodian

State Street Bank and Trust Company

c/o The Davis Funds

P. O. Box 8406

Boston, Massachusetts 02266-8406

Counsel

Seyfarth Shaw LLP

55 East Monroe Street, Suite 4200

Chicago, Illinois 60603-5803

Independent Registered Public Accounting Firm

KPMG LLP

707 Seventeenth Street

Suite 2700

Denver, Colorado 80202

For more information about Davis Real Estate Portfolio including management fee, charges, and expenses, see the current Davis Variable Account Fund, Inc. (including Davis Real Estate Portfolio) prospectus, which must precede or accompany this report. The Davis Variable Account Fund, Inc. Statement of Additional Information contains additional information about the Fund’s Directors and is available without charge upon request by calling 1-800-279-0279. Quarterly Fact sheets are available on the Fund’s website at www.davisfunds.com.

26

ITEM 2. CODE OF ETHICS

The registrant has adopted a code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions.

A copy of the code of ethics is filed as an exhibit to this form N-CSR.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT

The registrant’s board of directors has determined that independent trustee Marsha Williams qualifies as the “audit committee financial expert”, as defined in Item 3 of form N-CSR.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES

(a)

Audit Fees. The aggregate Audit Fees billed by KPMP LLP (“KPMG”) for professional services rendered for the audits of the audits of the financial statements, or services that are normally provided in connection with statutory and regulatory filings or engagements for the fiscal year ends December 31, 2005 and December 31, 2004 were $31,500 and $28,886, respectively.

(b)

Audit-Related Fees. The aggregate Audit-Related Fees billed by KPMG for services rendered for assurance and related services that are not reasonably related to the performance of the audit or review of the fund financial statements, but not reported as Audit Fees fore fiscal year ends December 31, 2005 and December 31, 2004 were $0 and $0, respectively.

(c)

Tax Fees. The aggregate Tax Fees billed by KPMG for professional services rendered for tax compliance, tax advise and tax planning for the fiscal year ends December 31, 2005 and December 31, 2004 were $20,160 and $7,260, respectively.

Fees included in the Tax Fee category comprise all services performed by professional staff in the independent accountant’s tax division except those services related to the audit. These services include preparation of tax returns, tax advice related to mergers and a review of the fund income and capital gain distributions.

(d)

All Other Fees. The aggregate Other Fees billed by KPMG for all other non-audit services rendered to the fund for the fiscal year ends December 31, 2005 and December 31, 2004 were $0 and $0, respectively.

(e)(1) Audit Committee Pre-Approval Policies and Procedures.

The fund Audit Committee must pre-approve all audit and non-audit services provided by the independent accountant relating to the operations or financial reporting of the funds. Prior to the commencement of any audit or non-audit services to a fund, the Audit Committee reviews the services to determine whether they are appropriate and permissible under applicable law.

The fund Audit Committee has adopted a policy whereby audit and non-audit services performed by the fund independent accountant require pre-approval in advance at regularly scheduled Audit Committee meetings. If such a service is required between regularly scheduled Audit Committee meetings, pre-approval may be authorized by the Audit Committee Chairperson with ratification at the next scheduled audit committee meeting.

(2)	No services included in (b) – (d) above were approved pursuant to paragraph (c)(7)(i)(C) of

Rule 2-01 of Regulation S-X.

(f)	Not applicable

(g)

The Funds’ independent accountant did not provide any services to the investment advisor or any affiliate for the fiscal years ended July 31, 2005 and July 31, 2004. The fund has not paid any fees for non-audit not previously disclosed in items 4 (b) – (d).

(h)

The registrant’s audit committee of the board of trustees has considered whether the provision of non-audit services that were rendered to the registrant’s investment adviser, and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant’s independence. No such services were rendered.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS

Not Applicable

ITEM 6. SCHEDULE OF INVESTMENTS

Not Applicable. The complete Schedule of Investments is included in Item 1 of this form N-CSR

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not Applicable

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not Applicable

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANIES AND AFFILIATED PURCHASERS

Not Applicable

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS

There have been no changes to the procedure by which shareholders may recommend nominees to the registrant’s Board of Trustees.

ITEM 11. CONTROLS AND PROCUDURES

(a)

The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-2 (c) under the Investment Company Act of 1940, as amended) are effective as of a date within 90 days of the filing date of this report.

(b)	There have been no significant changes in the registrant’s internal controls or in other factors that could significantly affect these controls.

ITEM 12. EXHIBITS

(a)(1) The registrant’s code of ethics pursuant to Item 2 of Form N-CSR is filed as an exhibit to this form N-CSR.

2

(a)(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 are attached.

(a)(3) Not applicable

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 are attached.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

DAVIS VARIABLE ACCOUNT FUND, INC.

By	/s/ Kenneth C. Eich
Kenneth C. Eich
Principal Executive Officer

Date: February 22, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Kenneth C. Eich
Kenneth C. Eich
Principal Executive Officer

Date: February 22, 2006

By	/s/ Douglas A. Haines
Douglas A. Haines
Principal Financial Officer

Date: February 22, 2006

3